UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811 – 05876

LORD ABBETT SERIES FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 97.16%

COMMON STOCKS 1.39%

Agency/Government Related 0.00%

Fannie Mae*	36	$10,109

Auto Parts & Equipment 0.12%

Cooper-Standard Holdings, Inc.*	23	847,012

Banking 0.15%

SunTrust Banks, Inc.	20	565,400
Wells Fargo & Co.	15	517,950

Total		1,083,350

Diversified Capital Goods 0.13%

Actuant Corp. Class A	33	942,342

Electronics 0.05%

Broadcom Corp. Class A*	10	345,800

Food: Wholesale 0.02%

Smart Balance, Inc.*	10	120,800

Investments & Miscellaneous Financial Services 0.25%

SPDR S&P MidCap 400 ETF Trust	10	1,799,200

Machinery 0.01%

Rexnord Corp.*	6	114,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Shares (000)	Fair Value

Metals/Mining (Excluding Steel) 0.12%

Barrick Gold Corp. (Canada)(a)	20	$854,744

Real Estate Investment Trusts 0.20%

Camden Property Trust	14	902,860
Post Properties, Inc.	12	575,520

Total		1,478,380

Software/Services 0.22%

Facebook, Inc. Class A*	20	433,000
Informatica Corp.*	15	522,150
Monster Worldwide, Inc.*	35	256,550
VeriFone Systems, Inc. *	15	417,750

Total		1,629,450

Specialty Retail 0.12%

Home Depot, Inc. (The)	15	905,550

Total Common Stocks (cost $11,014,088)		10,131,523

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 11.41%

Airlines 0.20%

Continental Airlines, Inc.	4.50%	1/15/2015	$1,125	1,466,719

Auto Parts & Equipment 0.48%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	3,910	3,516,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automakers 0.38%

Ford Motor Co.	4.25%	11/15/2016	$1,575	$2,180,390
Navistar International Corp.	3.00%	10/15/2014	650	579,719

Total				2,760,109

Beverages 0.11%

Molson Coors Brewing Co.	2.50%	7/30/2013	750	780,000

Computer Hardware 0.64%

Intel Corp.	2.95%	12/15/2035	1,200	1,311,000
Microchip Technology, Inc.	2.125%	12/15/2037	150	189,188
Micron Technology, Inc.†	2.375%	5/1/2032	1,500	1,410,000
NetApp, Inc.	1.75%	6/1/2013	1,250	1,429,687
SanDisk Corp.	1.50%	8/15/2017	300	341,062

Total				4,680,937

Consumer Products 0.28%

Jarden Corp.†	1.875%	9/15/2018	2,000	2,065,000

Electronics 0.69%

A123 Systems, Inc.(b)	3.75%	4/15/2016	1,400	497,000
Intel Corp.	3.25%	8/1/2039	2,000	2,475,000
ON Semiconductor Corp.	2.625%	12/15/2026	2,000	2,046,250

Total				5,018,250

Energy: Exploration & Production 0.27%

Chesapeake Energy Corp.	2.50%	5/15/2037	2,200	1,986,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Services 0.35%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	$1,000	$1,100,625
Incyte Corp.	4.75%	10/1/2015	300	648,187
Omnicare, Inc.	3.75%	12/15/2025	550	779,625

Total				2,528,437

Hotels 0.37%

Host Hotels & Resorts LP†	2.50%	10/15/2029	2,000	2,672,500

Integrated Energy 0.09%

SunPower Corp.	4.50%	3/15/2015	750	692,813

Investments & Miscellaneous Financial Services 0.38%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	2,500	2,798,437

Leisure 0.18%

priceline.com, Inc.†	1.00%	3/15/2018	1,200	1,294,500

Machinery 0.59%

Altra Holdings, Inc.	2.75%	3/1/2031	1,700	1,702,125
Chart Industries, Inc.	2.00%	8/1/2018	2,000	2,622,500

Total				4,324,625

Media: Diversified 0.16%

Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	1,135,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Services 0.08%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	$500	$551,563

Medical Products 0.47%

Corsicanto Ltd. (Ireland)†(a)	3.50%	1/15/2032	2,000	3,407,500

Metals/Mining (Excluding Steel) 0.64%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	850	788,375
Molycorp, Inc.	3.25%	6/15/2016	1,000	700,000
Newmont Mining Corp.	1.25%	7/15/2014	1,250	1,689,844
Newmont Mining Corp.	1.625%	7/15/2017	1,000	1,454,375

Total				4,632,594

Monoline Insurance 0.07%

Radian Group, Inc.	3.00%	11/15/2017	725	532,422

Oil Field Equipment & Services 0.35%

Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	2,500	2,523,438

Packaging 0.33%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	2,475	2,437,875

Pharmaceuticals 1.79%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	992,500
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	1,175	2,453,547
Gilead Sciences, Inc.	0.625%	5/1/2013	1,650	2,881,312
Medicis Pharmaceutical Corp.	1.375%	6/1/2017	800	864,500
Medivation, Inc.	2.625%	4/1/2017	2,100	2,836,313
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016	800	1,807,500
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	925	1,192,672

Total				13,028,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Real Estate Investment Trusts 0.27%

Boston Properties LP†	3.625%	2/15/2014	$600		$655,500
Boston Properties LP	3.75%	5/15/2036	400		460,000
ProLogis	3.25%	3/15/2015	725		816,984

Total					1,932,484

Software/Services 2.21%

Alliance Data Systems Corp.	1.75%	8/1/2013	1,500		2,722,500
EMC Corp.	1.75%	12/1/2013	1,500		2,582,812
Nuance Communications, Inc.	2.75%	8/15/2027	1,450		2,084,375
Nuance Communications, Inc.†	2.75%	11/1/2031	750		870,469
Salesforce.com, Inc.	0.75%	1/15/2015	1,200		2,236,500
Symantec Corp.	1.00%	6/15/2013	350		380,844
TIBCO Software, Inc.†	2.25%	5/1/2032	3,000		3,090,000
Xilinx, Inc.	2.625%	6/15/2017	1,600		2,102,000

Total					16,069,500

Telecommunications Equipment 0.03%

InterDigital, Inc.	2.50%	3/15/2016	225		235,547

Total Convertible Bonds (cost $81,419,219)					83,072,525

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 3.07%

Aerospace/Defense 0.27%

United Technologies Corp.	7.50%		35		1,963,500

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc. PIK	7.00%		—	(c)	104,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Shares (000)	Fair Value

Automakers 0.26%

General Motors Co.	4.75%	50	$1,867,728

Banking 1.01%

Bank of America Corp.	7.25%	3	3,488,000
Citigroup, Inc.	7.50%	11	1,066,780
Fifth Third Bancorp	8.50%	20	2,801,000

Total			7,355,780

Electric: Integrated 0.50%

NextEra Energy, Inc.	5.889%	25	1,295,250
PPL Corp.	8.75%	35	1,914,500
PPL Corp.	9.50%	7	396,270

Total			3,606,020

Energy: Exploration & Production 0.23%

Apache Corp.	6.00%	35	1,702,750

Investments & Miscellaneous Financial Services 0.18%

AMG Capital Trust I	5.10%	25	1,307,030

Life Insurance 0.33%

MetLife, Inc.	5.00%	35	2,416,400

Media: Services 0.03%

Nielsen Holdings NV	6.25%	330	185,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate		Shares (000)	Fair Value

Railroads 0.14%

Genesee & Wyoming, Inc.	5.00%		10	$1,038,700

Real Estate Investment Trusts 0.11%

Alexandria Real Estate Equities, Inc.	7.00%		30	820,500

Total Convertible Preferred Stocks (cost $21,658,228)				22,368,415

		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(d) 3.04%

Aerospace 0.19%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	$1,390	1,397,605

Department Stores 0.14%

Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	1,000	1,007,216

Electronics 0.13%

Freescale Semiconductor, Inc. Extended Term Loan B	4.481%	12/1/2016	997	976,307

Energy: Exploration & Production 0.38%

Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	1,750	1,758,020
Samson Investment Co. 2nd Lien Term Loan	6.00%	9/25/2018	1,000	1,007,708

Total				2,765,728

Food/Tobacco 0.32%

Smart Balance, Inc. New Term Loan	7.00%	7/2/2018	2,294	2,322,212

Food: Wholesale 0.11%

Diamond Foods, Inc. Revolver	0.50% - 6.75%	2/25/2015	543	356,463
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	455	425,651

Total				782,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Broadcast 0.17%

Clear Channel Communications, Inc. Term Loan B	3.866%	1/29/2016	$1,500	$1,230,000

Media: Cable 0.50%

Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	2,500	2,621,875
WaveDivision Holdings LLC New Initial Term Loan B	—	10/12/2019	1,000	1,008,750

Total				3,630,625

Media: Services 0.67%

Affinion Group, Inc. Term Loan B	5.00%	7/16/2015	3,176	2,925,534
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	2,013	1,963,096

Total				4,888,630

Real Estate Development & Management 0.13%

Realogy Corp. Extended Letter of Credit	4.466%	10/10/2016	73	71,619
Realogy Corp. Extended Term Loan	4.478%	10/10/2016	927	917,602

Total				989,221

Software/Services 0.23%

SRA International, Inc. Term Loan B	6.50%	7/20/2018	1,663	1,652,901

Telecommunications Equipment 0.07%

Genesys Telecom Holdings, U.S., Inc.
Term Loan B	6.75%	1/31/2019	499	503,305

Total Floating Rate Loans (cost $21,678,041)				22,145,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FOREIGN BONDS(e) 0.28%

Luxembourg 0.08%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	525	$588,357

Netherlands 0.16%

Refresco Group BV†	7.375%	5/15/2018	EUR	500	623,249
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	400	566,707

Total					1,189,956

United Kingdom 0.04%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	200	280,168

Total Foreign Bonds (cost $2,060,174)					2,058,481

FOREIGN GOVERNMENT OBLIGATION 0.12%

Bermuda

Bermuda Government† (cost $800,000)	4.138%	1/3/2023		800	841,758

GOVERNMENT SPONSORED ENTERPRISES BOND 0.35%

Federal National Mortgage Assoc. (cost $2,511,674)	3.25%	4/9/2013		2,500	2,541,168

HIGH YIELD CORPORATE BONDS 77.28%

Aerospace/Defense 1.59%

BE Aerospace, Inc.	5.25%	4/1/2022		3,300	3,440,250
Esterline Technologies Corp.	7.00%	8/1/2020		550	613,250
Huntington Ingalls Industries, Inc.	6.875%	3/15/2018		2,000	2,177,500
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		1,500	1,621,875
Mantech International Corp.	7.25%	4/15/2018		800	848,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020		2,075	2,272,125
Triumph Group, Inc.	8.00%	11/15/2017		575	629,625

Total					11,602,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Airlines 0.31%

Delta Air Lines, Inc.	4.95%	5/23/2019	$229	$247,379
Delta Air Lines, Inc.†	9.50%	9/15/2014	159	167,348
United Airlines, Inc.	6.636%	7/2/2022	436	455,515
United Airlines, Inc.†	9.875%	8/1/2013	800	822,000
United Airlines, Inc.†	12.00%	11/1/2013	525	542,062

Total				2,234,304

Apparel/Textiles 0.50%

Hanesbrands, Inc.	6.375%	12/15/2020	600	654,000
Levi Strauss & Co.	6.875%	5/1/2022	775	811,813
Levi Strauss & Co.	7.625%	5/15/2020	1,000	1,085,000
Perry Ellis International, Inc.	7.875%	4/1/2019	725	754,000
Wolverine World Wide, Inc.†(f)	6.125%	10/15/2020	350	362,250

Total				3,667,063

Auto Loans 0.37%

Ford Motor Credit Co. LLC	4.25%	2/3/2017	1,500	1,595,772
Ford Motor Credit Co. LLC	5.875%	8/2/2021	1,000	1,133,342

Total				2,729,114

Auto Parts & Equipment 0.91%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,200	1,218,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	543,750
Dana Holding Corp.	6.50%	2/15/2019	1,200	1,284,000
Dana Holding Corp.	6.75%	2/15/2021	700	759,500
International Automotive Components Group SA
(Luxembourg)†(a)	9.125%	6/1/2018	1,200	1,158,000
Stoneridge, Inc.†	9.50%	10/15/2017	475	515,375
Tenneco, Inc.	6.875%	12/15/2020	725	797,500
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018	325	364,000

Total				6,640,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Automakers 0.48%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		$1,000	$1,070,000
Ford Motor Co.	7.45%	7/16/2031		1,375	1,717,032
Navistar International Corp.	8.25%	11/1/2021		767	731,526

Total					3,518,558

Banking 3.60%

Ally Financial, Inc.	8.30%	2/12/2015		2,000	2,220,000
Capital One Capital VI	8.875%	5/15/2040		3,000	3,065,286
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,308,125
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		1,800	2,077,193
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018		1,000	1,020,000
Huntington Bancshares, Inc.	7.00%	12/15/2020		600	730,267
JPMorgan Chase & Co.	4.50%	1/24/2022		1,000	1,111,383
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,790,466
JPMorgan Chase & Co.	7.90%	—	(g)	450	512,916
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		725	777,987
Morgan Stanley	6.00%	4/28/2015		1,500	1,626,599
Morgan Stanley	6.25%	8/28/2017		1,250	1,419,579
Nordea Bank AB (Sweden)†(a)	4.25%	9/21/2022		780	776,729
Regions Bank	6.45%	6/26/2037		1,250	1,281,250
Regions Bank	7.50%	5/15/2018		800	946,000
Regions Financial Corp.	7.75%	11/10/2014		375	418,125
Royal Bank of Scotland Group plc (The)
(United Kingdom)(a)	7.64%	—	(g)	1,500	1,241,250
SVB Financial Group	5.375%	9/15/2020		600	684,758
Synovus Financial Corp.	7.875%	2/15/2019		600	666,000
Wachovia Capital Trust III	5.57%	—	(g)	750	744,375
Washington Mutual Bank(b)	6.875%	6/15/2011		1,250	125
Zions Bancorporation	7.75%	9/23/2014		1,650	1,806,801

Total					26,225,214

Beverages 0.11%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		625	435,938
Constellation Brands, Inc.	4.625%	3/1/2023		325	333,125

Total					769,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Brokerage 0.35%

Cantor Fitzgerald LP†	7.875%	10/15/2019	$400	$418,707
Lazard Group LLC	7.125%	5/15/2015	850	937,952
Raymond James Financial, Inc.	8.60%	8/15/2019	950	1,187,887

Total				2,544,546

Building & Construction 0.72%

Beazer Homes USA, Inc.	6.875%	7/15/2015	424	428,240
K. Hovnanian Enterprises, Inc.†	5.00%	11/1/2021	450	378,000
KB Home	9.10%	9/15/2017	1,000	1,137,500
Lennar Corp.†	4.75%	12/15/2017	450	466,875
Lennar Corp.	12.25%	6/1/2017	950	1,277,750
Odebrecht Finance Ltd.†	6.00%	4/5/2023	1,000	1,115,000
Ryland Group, Inc. (The)	5.375%	10/1/2022	425	427,125

Total				5,230,490

Building Materials 0.44%

Griffon Corp.	7.125%	4/1/2018	425	452,094
Isabelle Acquisition Sub, Inc. PIK†	10.00%	11/15/2018	225	244,969
Masco Corp.	7.125%	3/15/2020	1,250	1,424,987
Owens Corning, Inc.	9.00%	6/15/2019	875	1,102,680

Total				3,224,730

Chemicals 2.01%

Agrium, Inc. (Canada)(a)(f)	3.15%	10/1/2022	375	378,431
Airgas, Inc.	7.125%	10/1/2018	1,250	1,348,749
Ashland, Inc.†	4.75%	8/15/2022	1,000	1,027,500
Celanese US Holdings LLC	6.625%	10/15/2018	1,625	1,787,500
Chemtura Corp.	7.875%	9/1/2018	1,250	1,365,625
Huntsman International LLC	8.625%	3/15/2020	1,500	1,702,500
INEOS Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	600	612,000
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	375	396,094
LyondellBasell Industries NV (Netherlands)(a)	6.00%	11/15/2021	200	229,000
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	375	401,361
Momentive Performance Materials, Inc.	9.00%	1/15/2021	500	365,000
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,346,376
Nufarm Australia Ltd. (Australia)†(a)(f)	6.375%	10/15/2019	865	874,962
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,450	1,413,750
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,350	1,375,312

Total				14,624,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Computer Hardware 0.33%

Brocade Communications Systems, Inc.	6.625%	1/15/2018		$750	$781,875
Brocade Communications Systems, Inc.	6.875%	1/15/2020		750	813,750
NCR Corp.†	5.00%	7/15/2022		300	304,500
Seagate HDD Cayman	6.875%	5/1/2020		500	535,625

Total					2,435,750

Consumer/Commercial/Lease Financing 1.74%

Air Lease Corp.†	5.625%	4/1/2017		2,000	2,050,000
Discover Bank	8.70%	11/18/2019		500	646,493
General Electric Capital Corp.	7.125%	—	(g)	1,000	1,118,771
International Lease Finance Corp.	6.25%	5/15/2019		1,400	1,512,000
International Lease Finance Corp.	8.25%	12/15/2020		425	506,813
International Lease Finance Corp.	8.75%	3/15/2017		3,535	4,153,625
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020		250	255,625
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017		1,000	1,070,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017		900	972,000
SLM Corp.	6.25%	1/25/2016		350	381,500

Total					12,666,827

Consumer Products 0.90%

Armored Autogroup, Inc.	9.25%	11/1/2018		1,500	1,350,000
Elizabeth Arden, Inc.	7.375%	3/15/2021		2,500	2,812,500
Prestige Brands, Inc.	8.125%	2/1/2020		700	784,000
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020		1,475	1,596,687

Total					6,543,187

Department Stores 0.16%

Bon-Ton Department Stores, Inc. (The)†	10.625%	7/15/2017		650	589,875
J.C. Penney Corp., Inc.	7.125%	11/15/2023		300	287,250
J.C. Penney Corp., Inc.	7.95%	4/1/2017		250	259,375

Total					1,136,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Capital Goods 1.49%

Actuant Corp.	5.625%	6/15/2022	$500	$521,250
Amsted Industries, Inc.†	8.125%	3/15/2018	875	949,375
Anixter, Inc.	5.625%	5/1/2019	925	971,250
Belden, Inc.†	5.50%	9/1/2022	1,500	1,541,250
Mueller Water Products, Inc.	7.375%	6/1/2017	475	489,250
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	832,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,750	1,938,125
SPX Corp.	6.875%	9/1/2017	1,300	1,459,250
Timken Co.	6.00%	9/15/2014	875	943,960
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,192,366

Total				10,838,076

Electric: Distribution/Transportation 0.18%

Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,323,238

Electric: Generation 0.73%

DPL, Inc.†	7.25%	10/15/2021	2,000	2,290,000
Mirant Americas Generation LLC	9.125%	5/1/2031	875	936,250
NRG Energy, Inc.†	6.625%	3/15/2023	675	691,031
NRG Energy, Inc.	7.875%	5/15/2021	500	546,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. †	11.50%	10/1/2020	1,100	866,250

Total				5,329,781

Electric: Integrated 1.14%

AES Corp. (The)	8.00%	10/15/2017	1,000	1,160,000
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,333,038
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,183,564
National Fuel Gas Co.	4.90%	12/1/2021	1,200	1,307,315
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,712,396
PECO Energy Co.	5.35%	3/1/2018	500	600,058

Total				8,296,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electronics 1.77%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	$1,350	$1,377,000
CPI International, Inc.	8.00%	2/15/2018	1,950	1,867,125
Freescale Semiconductor, Inc.	8.05%	2/1/2020	300	297,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	1,500	1,638,750
Freescale Semiconductor, Inc.	10.75%	8/1/2020	1,400	1,522,500
Jabil Circuit, Inc.	4.70%	9/15/2022	1,350	1,350,000
KLA-Tencor Corp.	6.90%	5/1/2018	875	1,057,185
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	700	808,500
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	550	589,875
ViaSat, Inc.	6.875%	6/15/2020	1,000	1,035,000
Viasystems Group, Inc.†	7.875%	5/1/2019	1,350	1,350,000

Total				12,892,935

Energy: Exploration & Production 6.77%

Antero Resources Finance Corp.	7.25%	8/1/2019	1,000	1,087,500
Berry Petroleum Co.	6.375%	9/15/2022	500	528,750
Berry Petroleum Co.	6.75%	11/1/2020	2,450	2,621,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	1,700	1,768,000
Chaparral Energy, Inc.†	7.625%	11/15/2022	300	316,500
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,227,875
Concho Resources, Inc.	5.50%	4/1/2023	1,100	1,150,875
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,743,750
Concho Resources, Inc.	8.625%	10/1/2017	995	1,101,962
Continental Resources, Inc.	7.375%	10/1/2020	650	731,250
Continental Resources, Inc.	8.25%	10/1/2019	500	565,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,000	2,130,000
Forest Oil Corp.	7.25%	6/15/2019	1,000	997,500
Forest Oil Corp.	8.50%	2/15/2014	525	568,641
Halcon Resources Corp.†	9.75%	7/15/2020	600	615,000
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	2,069,894
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	1,850	1,963,312
Laredo Petroleum, Inc.	7.375%	5/1/2022	600	651,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,500	1,593,750
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	350	374,063
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	1,900	2,042,500
Newfield Exploration Co.	5.625%	7/1/2024	1,300	1,444,625
Newfield Exploration Co.	7.125%	5/15/2018	1,200	1,272,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	650	689,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,750	1,885,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)

OGX Austria GmbH (Brazil)†(a)	8.50%	6/1/2018	$3,075	$2,782,875
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	775	716,875
PDC Energy, Inc.†	7.75%	10/15/2022	1,100	1,100,000
QEP Resources, Inc.	6.80%	3/1/2020	400	441,500
QEP Resources, Inc.	6.875%	3/1/2021	400	454,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,000	957,500
Range Resources Corp.	8.00%	5/15/2019	1,000	1,115,000
SM Energy Co.	6.50%	11/15/2021	1,000	1,065,000
SM Energy Co.†	6.50%	1/1/2023	350	367,938
SM Energy Co.	6.625%	2/15/2019	2,143	2,271,580
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,615,125
Whiting Petroleum Corp.	6.50%	10/1/2018	750	808,125
WPX Energy, Inc.	6.00%	1/15/2022	2,250	2,430,000

Total				49,265,390

Environmental 0.21%

ADS Waste Holdings, Inc.†(f)	8.25%	10/1/2020	275	281,188
Clean Harbors, Inc.†	5.25%	8/1/2020	1,200	1,242,000

Total				1,523,188

Food & Drug Retailers 0.86%

Rite Aid Corp.	7.70%	2/15/2027	1,350	1,134,000
Rite Aid Corp.	9.50%	6/15/2017	1,750	1,809,062
Rite Aid Corp.	10.25%	10/15/2019	825	940,500
Stater Bros Holdings, Inc.	7.375%	11/15/2018	400	433,000
SUPERVALU, Inc.	7.50%	11/15/2014	2,000	1,930,000

Total				6,246,562

Food: Wholesale 1.23%

Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	400	385,000
Del Monte Corp.	7.625%	2/15/2019	2,000	2,067,500
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,482,250
Ingredion, Inc.	4.625%	11/1/2020	525	589,308
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	325	353,844
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	340	349,350
Post Holdings, Inc.†	7.375%	2/15/2022	1,925	2,054,937
Smithfield Foods, Inc.	6.625%	8/15/2022	400	416,000
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	1,150	1,249,819

Total				8,948,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forestry/Paper 0.51%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	$1,150	$1,204,625
Louisiana-Pacific Corp.	7.50%	6/1/2020	650	727,188
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	700	570,500
PH Glatfelter Co.†(f)	5.375%	10/15/2020	150	152,250
Rock-Tenn Co.†	3.50%	3/1/2020	600	612,970
Weyerhaeuser Co.	7.375%	10/1/2019	375	465,989

Total				3,733,522

Gaming 3.30%

Boyd Acquisition Sub LLC/Boyd Acquisition
Finance Corp.†	8.375%	2/15/2018	1,250	1,306,250
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,517,375
Caesar’s Entertainment Operating Co., Inc.†	8.50%	2/15/2020	700	701,750
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,017,500
Chester Downs & Marina LLC†	9.25%	2/1/2020	1,025	1,035,250
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	800	858,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	531	556,654
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	900	974,250
Graton Economic Development Authority†	9.625%	9/1/2019	1,450	1,511,625
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,000	1,007,500
MCE Finance Ltd.	10.25%	5/15/2018	650	739,375
MGM Resorts International	6.625%	7/15/2015	1,650	1,773,750
MGM Resorts International	9.00%	3/15/2020	300	336,375
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	650	719,875
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,597,500
MTR Gaming Group, Inc.	11.50%	8/1/2019	725	766,688
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	821,250
River Rock Entertainment Authority (The)	9.00%	11/1/2018	887	554,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,200	1,281,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,296	1,318,680
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	1,750	1,885,625
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	1,600	1,752,000

Total				24,032,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution 2.06%

Chesapeake Midstream Partners LP/CHKM
Finance Corp.	6.125%	7/15/2022	$500	$531,250
El Paso Corp.	7.00%	6/15/2017	1,475	1,699,946
El Paso Natural Gas Co.	5.95%	4/15/2017	750	867,045
Energy Transfer Partners LP	5.20%	2/1/2022	250	277,834
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	656,437
Ferrellgas Partners LP	8.625%	6/15/2020	423	411,368
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	386,944
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	475	494,594
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,564,762
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,361,037
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	650	682,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	400	432,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	978,750
NiSource Finance Corp.	6.15%	3/1/2013	182	185,873
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	572,437
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	748,919
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	525	532,219
Suburban Propane Partners LP/Suburban Energy Finance Corp.†	7.375%	8/1/2021	1,302	1,396,395
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,201,644

Total				14,981,954

Health Facilities 3.36%

Capella Healthcare, Inc.	9.25%	7/1/2017	2,500	2,678,125
Community Health Systems, Inc.	8.00%	11/15/2019	3,825	4,217,063
DaVita, Inc.	5.75%	8/15/2022	1,750	1,828,750
HCA Holdings, Inc.	7.75%	5/15/2021	2,250	2,463,750
HCA, Inc.	6.50%	2/15/2020	1,250	1,393,750
HCA, Inc.	7.50%	2/15/2022	2,250	2,559,375
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,784,000
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	875	840,000
Kindred Healthcare, Inc.	8.25%	6/1/2019	1,250	1,221,875
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	527,250
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	473,875
Select Medical Corp.	7.625%	2/1/2015	203	206,045
Tenet Healthcare Corp.	8.875%	7/1/2019	1,150	1,305,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,145,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	811,001

Total				24,455,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Services 0.36%

STHI Holding Corp.†	8.00%	3/15/2018	$1,000	$1,070,000
Truven Health Analytics, Inc.†	10.625%	6/1/2020	1,450	1,558,750

Total				2,628,750

Hotels 0.33%

Hyatt Hotels Corp.†	5.75%	8/15/2015	500	547,823
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,318,824
Wyndham Worldwide Corp.	5.75%	2/1/2018	500	563,619

Total				2,430,266

Household & Leisure Products 0.28%

American Standard Americas†	10.75%	1/15/2016	1,250	1,193,750
Serta Simmons Holdings LLC†(f)	8.125%	10/1/2020	850	847,875

Total				2,041,625

Insurance Brokerage 0.33%

Hub International Ltd.†	8.125%	10/15/2018	600	610,500
USI Holdings Corp.†	4.31%#	11/15/2014	1,125	1,094,063
Willis North America, Inc.	7.00%	9/29/2019	600	714,358

Total				2,418,921

Integrated Energy 0.24%

Alta Wind Holdings LLC†	7.00%	6/30/2035	591	656,676
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	986	421,207
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	525	632,746

Total				1,710,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investments & Miscellaneous Financial Services 0.87%

FMR LLC†	5.35%	11/15/2021	$800	$906,488
KKR Group Finance Co.†	6.375%	9/29/2020	700	794,189
Legg Mason, Inc.†	5.50%	5/21/2019	575	617,408
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp.†	5.625%	3/15/2020	300	321,000
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp.†	5.875%	3/15/2022	1,750	1,881,250
Nuveen Investments, Inc.†	9.50%	10/15/2020	1,800	1,800,000

Total				6,320,335

Leisure 0.63%

MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	852	929,025
NCL Corp. Ltd.	9.50%	11/15/2018	700	778,750
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,172,500
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	650	684,643

Total				4,564,918

Life Insurance 0.04%

MetLife, Inc.	4.75%	2/8/2021	250	290,254

Machinery 1.11%

Altra Holdings, Inc.	8.125%	12/1/2016	961	1,034,276
Flowserve Corp.	3.50%	9/15/2022	885	896,510
IDEX Corp.	4.50%	12/15/2020	625	668,178
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,250	2,528,438
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	1,200	1,242,000
Roper Industries, Inc.	6.25%	9/1/2019	550	668,000
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,076,165

Total				8,113,567

Managed Care 0.15%

Centene Corp.	5.75%	6/1/2017	1,000	1,075,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Broadcast 0.94%

AMC Networks, Inc.	7.75%	7/15/2021	$2,200	$2,497,000
Clear Channel Communications, Inc.	9.00%	3/1/2021	750	671,250
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	322,650
Gray Television, Inc.†(f)	7.50%	10/1/2020	500	500,000
Gray Television, Inc.	10.50%	6/29/2015	1,000	1,088,750
LIN Television Corp.	8.375%	4/15/2018	500	532,500
Sinclair Television Group, Inc.†	9.25%	11/1/2017	650	723,125
Univision Communications, Inc.†	8.50%	5/15/2021	475	484,500

Total				6,819,775

Media: Cable 2.94%

Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	1,250	1,371,875
Cablevision Systems Corp.	5.875%	9/15/2022	1,500	1,500,000
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	650	706,875
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,503,875
CSC Holdings LLC	8.625%	2/15/2019	1,475	1,755,250
DISH DBS Corp.†	4.625%	7/15/2017	1,350	1,387,125
DISH DBS Corp.†	5.875%	7/15/2022	1,575	1,622,250
DISH DBS Corp.	6.75%	6/1/2021	1,225	1,341,375
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	700	759,500
Mediacom Broadband LLC/Mediacom Broadband Corp.†	6.375%	4/1/2023	2,300	2,311,500
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	2,192,250
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	1,100	1,009,250
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	525	448,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019	325	358,312
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,150	1,256,375
Virgin Media Finance plc (United Kingdom)(a)	5.25%	2/15/2022	1,000	1,055,000
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	750	856,875

Total				21,436,562

Media: Services 0.83%

Affinion Group, Inc.	11.50%	10/15/2015	2,000	1,670,000
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	1,300	1,274,000
WMG Acquisition Corp.	9.50%	6/15/2016	1,500	1,644,375
WMG Acquisition Corp.	11.50%	10/1/2018	1,300	1,469,000

Total				6,057,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Medical Products 1.27%

Bausch & Lomb, Inc.	9.875%	11/1/2015	$1,250	$1,292,187
Biomet, Inc.†(f)	6.50%	8/1/2020	3,000	3,116,250
Biomet, Inc.	10.00%	10/15/2017	1,000	1,056,250
Grifols, Inc.	8.25%	2/1/2018	750	832,500
Hologic, Inc.†	6.25%	8/1/2020	750	798,750
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018	1,000	1,062,500
Polymer Group, Inc.	7.75%	2/1/2019	1,000	1,070,000

Total				9,228,437

Metals/Mining (Excluding Steel) 1.99%

American Rock Salt Co. LLC/American Rock
Capital Corp.†	8.25%	5/1/2018	1,500	1,368,750
Arch Coal, Inc.	7.25%	6/15/2021	700	588,000
Arch Coal, Inc.	8.75%	8/1/2016	850	837,250
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	1,000	1,031,250
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,000	1,051,442
CONSOL Energy, Inc.	8.25%	4/1/2020	250	263,125
Constellation Enterprises LLC†	10.625%	2/1/2016	925	975,875
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%	11/1/2019	3,800	3,705,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	1,000	1,018,785
James River Coal Co.	7.875%	4/1/2019	650	375,375
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	1,000	1,035,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	1,000	755,000
Noranda Aluminum Acquisition Corp. PIK	4.73%#	5/15/2015	703	671,327
Teck Resources Ltd. (Canada)(a)	3.75%	2/1/2023	700	693,941
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	150	122,250

Total				14,492,370

Monoline Insurance 0.15%

Fidelity National Financial, Inc.	6.60%	5/15/2017	1,000	1,120,320

Multi-Line Insurance 0.20%

AXA SA (France)†(a)(h)	6.379%	12/14/2049	550	500,500
Hartford Financial Services Group, Inc.	5.50%	3/30/2020	675	765,095
ZFS Finance USA Trust V†	6.50%	5/9/2037	145	154,062

Total				1,419,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil Field Equipment & Services 1.56%

Basic Energy Services, Inc.	7.75%	2/15/2019	$750	$772,500
Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,318,750
FMC Technologies, Inc.	3.45%	10/1/2022	750	762,952
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	1,365	1,419,600
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	2,000	2,045,000
Key Energy Services, Inc.	6.75%	3/1/2021	400	408,000
Offshore Group Investments Ltd.	11.50%	8/1/2015	200	222,000
Oil States International, Inc.	6.50%	6/1/2019	1,150	1,227,625
Precision Drilling Corp. (Canada)(a)	6.50%	12/15/2021	250	268,125
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020	375	401,250
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,091,210
SESI LLC	6.375%	5/1/2019	500	537,500
Transocean, Inc.	6.375%	12/15/2021	300	359,690
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	450	488,250

Total				11,322,452

Oil Refining & Marketing 0.56%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	575	616,688
Phillips 66†	4.30%	4/1/2022	750	822,756
Tesoro Corp.	5.375%	10/1/2022	550	567,875
Tesoro Corp.	9.75%	6/1/2019	1,200	1,395,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	675	693,562

Total				4,095,881

Packaging 2.84%

AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,917,000
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	950	1,023,625
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	850	905,250
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	2,061,675
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	795,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	5.75%	10/15/2020	1,000	1,001,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	525	556,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	6,250	6,375,000
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	700	748,125
Rock-Tenn Co.†	4.90%	3/1/2022	300	325,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging (continued)

Sealed Air Corp.†	6.875%	7/15/2033	$2,450	$2,315,250

Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,321,875
Tekni-Plex, Inc.†	9.75%	6/1/2019	1,250	1,340,625

Total				20,686,774

Pharmaceuticals 0.33%

Mylan, Inc.†	7.875%	7/15/2020	300	338,250
Sky Growth Acquisition Corp.†	7.375%	10/15/2020	1,700	1,714,875
Watson Pharmaceuticals, Inc.	3.25%	10/1/2022	375	380,593

Total				2,433,718

Printing & Publishing 0.25%

Deluxe Corp.	7.375%	6/1/2015	600	613,500
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,215,500

Total				1,829,000

Property & Casualty 0.22%

Liberty Mutual Group, Inc.†	4.95%	5/1/2022	230	241,039
Liberty Mutual Group, Inc.†(i)	10.75%	6/15/2058	925	1,350,500

Total				1,591,539

Railroads 0.22%

Florida East Coast Railway Corp.	8.125%	2/1/2017	1,500	1,586,250

Real Estate Investment Trusts 1.04%

DDR Corp.	4.625%	7/15/2022	750	817,101
DDR Corp.	7.875%	9/1/2020	790	1,019,914
DuPont Fabros Technology LP	8.50%	12/15/2017	675	747,563
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	800	876,335
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,164,436
Kilroy Realty LP	5.00%	11/3/2015	1,000	1,089,006
ProLogis LP	5.625%	11/15/2016	500	557,905
ProLogis LP(j)	6.875%	3/15/2020	25	30,384
Washington Real Estate Investment Trust	3.95%	10/15/2022	1,250	1,269,067

Total				7,571,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Restaurants 0.40%

DineEquity, Inc.	9.50%	10/30/2018	$2,250	$2,548,125
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	330	354,750

Total				2,902,875

Software/Services 3.71%

Alliance Data Systems Corp.†	6.375%	4/1/2020	4,600	4,991,000
BMC Software, Inc.	4.25%	2/15/2022	550	570,562
Ceridian Corp.	11.25%	11/15/2015	1,000	990,000
First Data Corp.†	8.25%	1/15/2021	2,000	2,005,000
First Data Corp.	11.25%	3/31/2016	750	731,250
First Data Corp.	12.625%	1/15/2021	2,556	2,661,435
Infor US, Inc.†	9.375%	4/1/2019	1,000	1,115,000
Nuance Communications, Inc.†	5.375%	8/15/2020	2,000	2,075,000
Open Solutions, Inc.†	9.75%	2/1/2015	600	513,000
SERENA Software, Inc.	10.375%	3/15/2016	500	513,750
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,750	1,890,000
SRA International, Inc.	11.00%	10/1/2019	1,275	1,306,875
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,724,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	436,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	4,000	4,110,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,350,000

Total				26,982,872

Specialty Retail 2.18%

Brookstone Co., Inc.†	13.00%	10/15/2014	528	483,120
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,541,250
Claire’s Stores, Inc.†	9.00%	3/15/2019	850	886,125
J. Crew Group, Inc.	8.125%	3/1/2019	1,700	1,789,250
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,140,000
Limited Brands, Inc.	7.60%	7/15/2037	400	412,000
Limited Brands, Inc.	8.50%	6/15/2019	650	786,500
Michaels Stores, Inc.†	7.75%	11/1/2018	600	645,000
O’Reilly Automotive, Inc.	3.80%	9/1/2022	300	311,514
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	1,500	1,672,500
QVC, Inc.†	7.125%	4/15/2017	1,000	1,055,347
QVC, Inc.†	7.375%	10/15/2020	1,200	1,335,008
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	700	749,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,150	1,259,250
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,650	1,786,125

Total				15,851,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel Producers/Products 0.63%

Allegheny Ludlum Corp.	6.95%	12/15/2025	$575	$687,784
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	1,034,960
Atkore International, Inc.	9.875%	1/1/2018	1,250	1,221,875
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	650	622,375
JMC Steel Group†	8.25%	3/15/2018	1,000	1,025,000

Total				4,591,994

Support: Services 2.17%

Ashtead Capital, Inc.†	6.50%	7/15/2022	350	368,813
Avis Budget Car Rental	9.625%	3/15/2018	1,500	1,672,500
Avis Budget Car Rental	9.75%	3/15/2020	400	459,000
BakerCorp International, Inc.†	8.25%	6/1/2019	326	331,705
Brambles USA, Inc.†	5.35%	4/1/2020	900	1,014,486
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,469,325
FTI Consulting, Inc.	7.75%	10/1/2016	380	392,350
Hertz Corp. (The)	7.50%	10/15/2018	2,200	2,387,000
Iron Mountain, Inc.	5.75%	8/15/2024	3,000	3,022,500
Iron Mountain, Inc.	7.75%	10/1/2019	800	904,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	825	909,562
Sotheby’s†	5.25%	10/1/2022	1,500	1,518,750
UR Merger Sub Corp.†	5.75%	7/15/2018	200	211,750
UR Merger Sub Corp.†	7.625%	4/15/2022	1,000	1,097,500

Total				15,759,241

Telecommunications Equipment 0.22%

CommScope, Inc.†	8.25%	1/15/2019	1,450	1,573,250

Telecommunications: Integrated/Services 4.10%

CenturyLink, Inc.	6.15%	9/15/2019	3,000	3,366,270
CenturyLink, Inc.	6.45%	6/15/2021	2,750	3,108,630
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	545,000
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,263,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Integrated/Services (continued)

Equinix, Inc.	7.00%	7/15/2021	$900	$1,011,375
Equinix, Inc.	8.125%	3/1/2018	1,233	1,374,795
Frontier Communications Corp.	7.125%	1/15/2023	600	626,250
Frontier Communications Corp.	9.25%	7/1/2021	700	813,750
GCI, Inc.	6.75%	6/1/2021	575	577,875
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,100	3,448,750
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	1,650	1,794,375
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	3,250	3,449,063
MasTec, Inc.	7.625%	2/1/2017	750	780,000
Qwest Communications International, Inc.	8.00%	10/1/2015	950	992,469
Sable International Finance Ltd.†	8.75%	2/1/2020	1,040	1,164,800
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	1,000	980,000
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	634	668,870
Windstream Corp.	7.00%	3/15/2019	2,750	2,818,750
Windstream Corp.	7.50%	4/1/2023	1,000	1,050,000

Total				29,834,622

Telecommunications: Wireless 5.08%

American Tower Corp.	4.70%	3/15/2022	2,000	2,198,080
Clearwire Communications LLC/Clearwire
Finance, Inc.†	12.00%	12/1/2015	1,500	1,492,500
Clearwire Communications LLC/Clearwire
Finance, Inc.†	14.75%	12/1/2016	400	436,000
Cricket Communications, Inc.	7.75%	10/15/2020	3,300	3,234,000
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	2,000	2,195,000
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	1,750	1,802,500
GeoEye, Inc.	8.625%	10/1/2016	600	658,500
GeoEye, Inc.	9.625%	10/1/2015	500	560,000
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	1,000	1,085,000
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,250	1,314,062
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,356,250
NII Capital Corp.	7.625%	4/1/2021	500	400,000
NII Capital Corp.	8.875%	12/15/2019	925	781,625
NII Capital Corp.	10.00%	8/15/2016	900	891,000
SBA Telecommunications, Inc.†	5.75%	7/15/2020	1,000	1,053,750
SBA Telecommunications, Inc.	8.25%	8/15/2019	325	364,813
Sprint Capital Corp.	6.90%	5/1/2019	4,500	4,691,250
Sprint Nextel Corp.	7.00%	8/15/2020	2,000	2,087,500
Sprint Nextel Corp.†	7.00%	3/1/2020	1,250	1,403,125
Sprint Nextel Corp.	9.125%	3/1/2017	1,725	1,962,187
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	750	797,325
ViaSat, Inc.	8.875%	9/15/2016	1,002	1,079,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	$575	$615,969
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	1,000	955,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,750	3,553,125

Total				36,968,216

Theaters & Entertainment 0.53%

Cinemark USA, Inc.	8.625%	6/15/2019	1,100	1,226,500
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	1,125	1,257,188
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,250	1,350,000

Total				3,833,688

Transportation (Excluding Air/Rail) 0.45%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	625	640,192
Commercial Barge Line Co.	12.50%	7/15/2017	475	531,406
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900	954,000
Penske Truck Leasing Co. LP/PTL Finance Corp. †	3.75%	5/11/2017	1,095	1,124,497
Total				3,250,095

Total High Yield Corporate Bonds (cost $529,934,505)				562,493,965

			Shares (000)

PREFERRED STOCKS 0.22%

Agency/Government Related 0.00%

Fannie Mae*	Zero Coupon		21		17,835

Banking 0.22%

Texas Capital Bancshares, Inc.	6.50%		40		1,030,000
U.S. Bancorp	3.50%	#	—	(c)	522,038

Total					1,552,038

Total Preferred Stocks (cost $1,963,804)					1,569,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

WARRANT 0.00%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3	$31,300

Total Long-Term Investments (cost $673,064,388)				707,254,872

			Principal Amount (000)

SHORT-TERM INVESTMENT 1.19%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $8,805,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015; value: $8,827,013; proceeds: $8,653,129 (cost $8,653,121)			$8,653	8,653,121

Total Investments in Securities 98.35% (cost $681,717,509)				715,907,993

Cash and Other Assets in Excess of Liabilities(k) 1.65%				11,990,298

Net Assets 100.00%				$727,898,291

CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Amount represents less than 1,000 shares.
(d)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2012.

(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is issued on a When Issued basis.
(g)	Security is perpetual in nature and has no stated maturity.
(h)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(i)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(j)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2012.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2012

(k)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	December 2012	65	Short	$(8,676,484)	$(30,503)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. – CALIBRATED DIVIDEND GROWTH PORTFOLIO (formerly, Capital Structure Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 99.62%

COMMON STOCKS 99.61%

Aerospace & Defense 4.59%

General Dynamics Corp.	21,300	$1,408
United Technologies Corp.	49,300	3,860

Total		5,268

Air Freight & Logistics 0.81%

C.H. Robinson Worldwide, Inc.	15,946	934

Auto Components 0.72%

Johnson Controls, Inc.	30,097	825

Beverages 6.72%

Coca-Cola Co. (The)	102,600	3,892
PepsiCo, Inc.	54,000	3,821

Total		7,713

Capital Markets 2.57%

Eaton Vance Corp.	12,144	352
Franklin Resources, Inc.	11,760	1,471
SEI Investments Co.	12,791	274
T. Rowe Price Group, Inc.	13,500	854

Total		2,951

Chemicals 7.25%

Air Products & Chemicals, Inc.	13,660	1,130
Albemarle Corp.	12,081	636
Ecolab, Inc.	17,500	1,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. – CALIBRATED DIVIDEND GROWTH PORTFOLIO (formerly, Capital Structure Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Chemicals (continued)

Monsanto Co.	32,200	$2,931
PPG Industries, Inc.	8,504	977
Praxair, Inc.	14,554	1,512

Total		8,320

Communications Equipment 1.01%

QUALCOMM, Inc.	18,475	1,155

Containers & Packaging 0.25%

Sonoco Products Co.	9,200	285

Diversified Telecommunication Services 2.68%

AT&T, Inc.	81,600	3,076

Electric: Utilities 4.73%

NextEra Energy, Inc.	20,327	1,430
Northeast Utilities	23,970	916
PPL Corp.	39,096	1,136
Southern Co. (The)	42,358	1,952

Total		5,434

Electrical Equipment 2.22%

Emerson Electric Co.	52,711	2,544

Energy Equipment & Services 0.27%

CARBO Ceramics, Inc.	4,900	308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. – CALIBRATED DIVIDEND GROWTH PORTFOLIO (formerly, Capital Structure Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 6.56%

Sysco Corp.	46,737	$1,462
Wal-Mart Stores, Inc.	57,600	4,251
Walgreen Co.	49,900	1,818

Total		7,531

Health Care Equipment & Supplies 3.99%

Becton, Dickinson & Co.	13,200	1,037
Medtronic, Inc.	55,000	2,372
Stryker Corp.	21,100	1,174

Total		4,583

Health Care Providers & Services 0.52%

Cardinal Health, Inc.	15,400	600

Hotels, Restaurants & Leisure 3.05%

McDonald’s Corp.	38,200	3,505

Household Durables 0.51%

Leggett & Platt, Inc.	23,598	591

Household Products 6.29%

Colgate-Palmolive Co.	23,126	2,480
Kimberly-Clark Corp.	29,300	2,513
Procter & Gamble Co. (The)	32,200	2,233

Total		7,226

Industrial Conglomerates 3.32%

3M Co.	37,000	3,419
Danaher Corp.	7,100	392

Total		3,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. – CALIBRATED DIVIDEND GROWTH PORTFOLIO (formerly, Capital Structure Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Information Technology Services 4.67%

Automatic Data Processing, Inc.	24,194	$1,419
International Business Machines
Corp.	18,976	3,937

Total		5,356

Insurance 2.95%

ACE Ltd. (Switzerland)(a)	19,099	1,444
Aflac, Inc.	35,598	1,704
Chubb Corp. (The)	3,100	237

Total		3,385

Leisure Equipment & Products 0.44%

Polaris Industries, Inc.	6,299	509

Machinery 5.76%

Caterpillar, Inc.	38,000	3,269
Dover Corp.	19,430	1,156
Illinois Tool Works, Inc.	36,700	2,183

Total		6,608

Media 0.93%

McGraw-Hill Cos., Inc. (The)	19,499	1,064

Multi-Line Retail 3.43%

Family Dollar Stores, Inc.	22,598	1,498
Target Corp.	38,500	2,444

Total		3,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. – CALIBRATED DIVIDEND GROWTH PORTFOLIO (formerly, Capital Structure Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Multi-Utilities 0.30%

SCANA Corp.	7,098	$343

Oil, Gas & Consumable Fuels 9.61%

Chevron Corp.	33,000	3,847
ConocoPhillips	23,400	1,338
EOG Resources, Inc.	2,900	325
Exxon Mobil Corp.	49,900	4,563
Murphy Oil Corp.	17,900	961

Total		11,034

Personal Products 0.79%

Avon Products, Inc.	56,676	904

Pharmaceuticals 6.01%

Abbott Laboratories	42,000	2,880
Johnson & Johnson	58,300	4,017

Total		6,897

Road & Rail 0.87%

Norfolk Southern Corp.	15,723	1,001

Semiconductors & Semiconductor Equipment 0.53%

Analog Devices, Inc.	10,020	393
Linear Technology Corp.	6,794	216

Total		609

Specialty Retail 2.56%

Lowe’s Cos., Inc.	16,499	499
TJX Cos., Inc. (The)	54,539	2,443

Total		2,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. – CALIBRATED DIVIDEND GROWTH PORTFOLIO (formerly, Capital Structure Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 0.51%

NIKE, Inc. Class B	6,199	$588

Tobacco 0.97%

Altria Group, Inc.	33,400	1,115

Trading Companies & Distributors 1.22%

Fastenal Co.	5,400	232
W.W. Grainger, Inc.	5,598	1,167

Total		1,399

Total Common Stocks (cost $109,589,802)		114,356

	Principal Amount (000)

FLOATING RATE LOAN(b) 0.01%

Oil, Gas & Consumable Fuels

Chesapeake Energy Corp.Unsecured Term Loan(c) (cost $15,248)	$16	16

Total Long-Term Investments (cost $109,605,050)		114,372

SHORT-TERM INVESTMENT 1.28%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012with Fixed Income Clearing Corp.collateralized by $1,490,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015;value: $1,493,725; proceeds:$1,462,468 (cost $1,462,467)	1,462	1,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. – CALIBRATED DIVIDEND GROWTH PORTFOLIO (formerly, Capital Structure Portfolio) September 30, 2012

SHORT-TERM INVESTMENT 1.28% (continued)
Fair Value (000)

Total Investments in Securities 100.90% (cost $111,067,517)	$115,834

Liabilites in Excess of Foreign Cash and Other Assets (0.90)%	(1,031)

Net Assets 100.00%	$114,803

(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loan in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.The rate shown is the rate in effect at September 30, 2012.

(c)	Coupon rate of 8.50% and maturity date of 12/1/2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 96.49%

Aerospace & Defense 2.89%

Boeing Co. (The)	2,740	$191
Honeywell International, Inc.	4,365	261
Precision Castparts Corp.	1,740	284
United Technologies Corp.	4,761	373

Total		1,109

Automobiles 0.64%

Ford Motor Co.	24,924	246

Beverages 2.19%

Coca-Cola Co. (The)	9,653	366
PepsiCo, Inc.	6,715	475

Total		841

Biotechnology 1.31%

Celgene Corp.*	774	59
Gilead Sciences, Inc.*	3,232	214
Vertex Pharmaceuticals, Inc. *	4,128	231

Total		504

Capital Markets 2.97%

Franklin Resources, Inc.	525	66
Goldman Sachs Group, Inc. (The)	4,477	509
Morgan Stanley	12,867	215
State Street Corp.	895	37
T. Rowe Price Group, Inc.	4,942	313

Total		1,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Chemicals 3.11%

Celanese Corp. Series A	5,322	$202
Dow Chemical Co. (The)	10,528	305
E.I. du Pont de Nemours & Co.	1,085	54
LyondellBasell Industries NV Class A (Netherlands)(a)	5,916	306
Monsanto Co.	2,990	272
Mosaic Co. (The)	975	56

Total		1,195

Commercial Banks 4.99%

Fifth Third Bancorp	16,016	248
PNC Financial Services Group,Inc. (The)	4,925	311
Regions Financial Corp.	22,637	163
SunTrust Banks, Inc.	6,250	177
U.S. Bancorp	11,054	379
Wells Fargo & Co.	18,436	637

Total		1,915

Communications Equipment 2.70%

Cisco Systems, Inc.	13,040	249
QUALCOMM, Inc.	12,579	786

Total		1,035

Computers & Peripherals 7.83%

Apple, Inc.	3,859	2,575
EMC Corp.*	12,127	331
Hewlett-Packard Co.	3,789	64
NetApp, Inc. *	1,099	36

Total		3,006

Construction & Engineering 0.60%

Fluor Corp.	4,116	232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Consumer Finance 1.34%

Capital One Financial Corp.	9,058	$516

Containers & Packaging 0.54%

Rock-Tenn Co. Class A	2,889	209

Diversified Financial Services 2.70%

Bank of America Corp.	23,728	209
Citigroup, Inc.	8,792	288
JPMorgan Chase & Co.	13,314	539

Total		1,036

Diversified Telecommunication Services 2.89%

AT&T, Inc.	11,925	450
CenturyLink, Inc.	6,889	278
Verizon Communications, Inc.	8,372	381

Total		1,109

Electric: Utilities 0.64%

Duke Energy Corp.	1,637	106
NextEra Energy, Inc.	1,969	139

Total		245

Electrical Equipment 1.02%

Emerson Electric Co.	8,148	393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Energy Equipment & Services 2.16%

National Oilwell Varco, Inc.	2,694	$216
Schlumberger Ltd.	7,018	507
Weatherford International Ltd. (Switzerland)*(a)	8,265	105

Total		828

Food & Staples Retailing 1.06%

CVS Caremark Corp.	6,503	315
Wal-Mart Stores, Inc.	1,266	93

Total		408

Food Products 0.53%

Kellogg Co.	3,927	203

Health Care Equipment & Supplies 1.59%

Baxter International, Inc.	5,740	346
St. Jude Medical, Inc.	6,325	266

Total		612

Health Care Providers & Services 3.06%

Catamaran Corp.*	2,156	211
Express Scripts Holding Co.*	9,838	617
UnitedHealth Group, Inc.	6,260	347

Total		1,175

Hotels, Restaurants & Leisure 2.53%

Carnival Corp.	2,051	75
Hyatt Hotels Corp. Class A*	2,682	108
Marriott International, Inc. Class A	3,884	152
MGM Resorts International*	24,570	264
Starwood Hotels & Resorts Worldwide, Inc.	2,082	120
Wynn Resorts Ltd.	2,172	251

Total		970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Household Products 2.74%

Colgate-Palmolive Co.	3,664	$393
Procter & Gamble Co. (The)	9,486	658

Total		1,051

Industrial Conglomerates 1.24%

General Electric Co.	20,947	476

Information Technology Services 2.00%

International Business Machines Corp.	2,727	566
MasterCard, Inc. Class A	452	204

Total		770

Insurance 2.27%

Chubb Corp. (The)	3,820	292
MetLife, Inc.	6,162	212
Prudential Financial, Inc.	4,830	263
RenaissanceRe Holdings Ltd.	1,365	105

Total		872

Internet & Catalog Retail 0.16%

Amazon.com, Inc.*	249	63

Internet Software & Services 3.23%

eBay, Inc.*	1,878	91
Google, Inc. Class A*	1,215	917
Monster Worldwide, Inc. *	31,519	231

Total		1,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Machinery 1.69%

Caterpillar, Inc.	1,766	$152
Dover Corp.	3,681	219
Eaton Corp.	1,288	61
PACCAR, Inc.	5,462	218

Total		650

Media 1.98%

Interpublic Group of Cos., Inc. (The)	26,353	293
Time Warner, Inc.	3,591	163
Walt Disney Co. (The)	5,823	304

Total		760

Metals & Mining 1.69%

Cliffs Natural Resources, Inc.	2,953	116
Freeport-McMoRan Copper & Gold, Inc.	7,768	307
Reliance Steel & Aluminum Co.	2,333	122
United States Steel Corp.	5,361	102

Total		647

Multi-Line Retail 0.87%

Macy’s, Inc.	1,396	53
Target Corp.	4,428	281

Total		334

Multi-Utilities 0.66%

Dominion Resources, Inc.	2,782	147
PG&E Corp.	2,501	107

Total		254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 10.19%

Anadarko Petroleum Corp.	4,304	$301
Apache Corp.	2,191	189
Cabot Oil & Gas Corp.	2,790	125
Chevron Corp.	5,568	649
Continental Resources, Inc.*	2,179	168
Devon Energy Corp.	1,896	115
EOG Resources, Inc.	1,167	131
EQT Corp.	1,257	74
Exxon Mobil Corp.	8,367	765
Hess Corp.	6,378	343
Marathon Petroleum Corp.	2,137	117
Noble Energy, Inc.	1,135	105
Occidental Petroleum Corp.	2,754	237
Range Resources Corp.	2,176	152
Southwestern Energy Co.*	2,743	95
Suncor Energy, Inc. (Canada)(a)	10,489	345

Total		3,911

Pharmaceuticals 6.44%

Abbott Laboratories	4,690	321
Eli Lilly & Co.	4,761	226
Johnson & Johnson	10,547	727
Merck & Co., Inc.	9,948	449
Pfizer, Inc.	30,184	750

Total		2,473

Real Estate Investment Trusts 0.79%

Host Hotels & Resorts, Inc.	18,953	304

Road & Rail 2.43%

Hertz Global Holdings, Inc.*	18,719	257
Union Pacific Corp.	5,701	677

Total		934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 2.25%

Broadcom Corp. Class A*	5,781	$200
Intel Corp.	13,469	305
Micron Technology, Inc.*	25,654	154
Texas Instruments, Inc.	7,425	205

Total		864

Software 2.68%

Activision Blizzard, Inc.	1,265	14
Informatica Corp.*	2,443	85
Microsoft Corp.	7,907	236
Oracle Corp.	11,509	362
VMware, Inc. Class A *	3,419	331

Total		1,028

Specialty Retail 2.53%

Dick’s Sporting Goods, Inc.	6,727	349
Home Depot, Inc. (The)	10,284	621

Total		970

Textiles, Apparel & Luxury Goods 0.56%

Coach, Inc.	2,130	119
PVH Corp.	1,036	97

Total		216

Tobacco 0.80%

Altria Group, Inc.	9,152	306

Total Common Stocks (cost $30,173,330)		37,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO September 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.39%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $1,320,000 of Federal National Mortgage Assoc. at 0.75% due 4/10/2015; value: $1,328,250; proceeds: $1,301,130 (cost $1,301,129)	$1,301	$1,301

Total Investments in Securities 99.88% (cost $31,474,459)		38,350

Other Assets in Excess of Liabilities 0.12%		45

Net Assets 100.00%		$38,395

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

COMMON STOCKS 106.73%

Aerospace & Defense 0.80%

Hexcel Corp.*	117	$2,810

Airlines 1.28%

Allegiant Travel Co.*	46	2,915
Spirit Airlines, Inc.*	92	1,571

Total		4,486

Automobiles 1.10%

Tesla Motors, Inc.*	132	3,865

Biotechnology 10.22%

Amarin Corp. plc ADR*	71	895
Ariad Pharmaceuticals, Inc.*	194	4,700
BioMarin Pharmaceutical, Inc.*	99	3,987
Cepheid, Inc.*	30	1,035
Cubist Pharmaceuticals, Inc.*	91	4,339
Genomic Health, Inc.*	115	3,989
Incyte Corp.*	97	1,751
Medivation, Inc.*	88	4,960
Onyx Pharmaceuticals, Inc.*	73	6,168
Pharmacyclics, Inc.*	62	3,999

Total		35,823

Capital Markets 1.29%

Financial Engines, Inc.*	98	2,335
WisdomTree Investments, Inc.*	328	2,198

Total		4,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Commercial Banks 4.82%

Bank of the Ozarks, Inc.	101	$3,482
SVB Financial Group*	64	3,869
Texas Capital Bancshares, Inc.*	148	7,357
Western Alliance Bancorp*	214	2,183

Total		16,891

Commercial Services & Supplies 1.19%

Portfolio Recovery Associates, Inc.*	40	4,177

Communications Equipment 1.86%

Aruba Networks, Inc.*	241	5,419
Palo Alto Networks, Inc.*	18	1,108

Total		6,527

Computers & Peripherals 4.20%

3D Systems Corp.*	111	3,646
Fusion-io, Inc.*	245	7,416
Stratasys, Inc.*	67	3,645

Total		14,707

Construction Materials 0.57%

Eagle Materials, Inc.	43	1,989

Electrical Equipment 0.66%

Thermon Group Holdings, Inc.*	92	2,299

Electronic Equipment, Instruments & Components 1.92%

FARO Technologies, Inc.*	32	1,323
IPG Photonics Corp.*	94	5,386

Total		6,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Energy Equipment & Services 3.46%

Atwood Oceanics, Inc.*	78	$3,545
Dril-Quip, Inc.*	76	5,463
Hornbeck Offshore Services, Inc.*	85	3,115

Total		12,123

Food & Staples Retailing 3.95%

Fresh Market, Inc. (The)*	70	4,199
PriceSmart, Inc.	58	4,392
United Natural Foods, Inc.*	90	5,260

Total		13,851

Food Products 2.51%
Annie’s, Inc.*	74	3,318
Hain Celestial Group, Inc. (The)*	87	5,481

Total		8,799

Health Care Equipment & Supplies 5.59%

Align Technology, Inc.*	175	6,470
DexCom, Inc.*	274	4,118
Globus Medical, Inc.*	97	1,749
HeartWare International, Inc.*	45	4,252
Insulet Corp.*	139	3,000

Total		19,589

Health Care Providers & Services 3.96%

Air Methods Corp.*	33	3,939
HMS Holdings Corp.*	62	2,073
MWI Veterinary Supply, Inc.*	39	4,160
Team Health Holdings, Inc.*	137	3,717

Total		13,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Health Care Technology 2.50%

athenahealth, Inc.*	43	$3,946
HealthStream, Inc.*	109	3,102
Vocera Communications, Inc.*	55	1,700

Total		8,748

Information Technology Services 0.20%

EPAM Systems, Inc.*	37	701

Internet Software & Services 8.99%

Angie’s List, Inc.*	241	2,550
Bankrate, Inc.*	121	1,885
Cornerstone OnDemand, Inc.*	249	7,634
CoStar Group, Inc.*	65	5,300
LivePerson, Inc.*	175	3,169
MercadoLibre, Inc. (Argentina)(a)	37	3,055
Velti plc (Ireland)*(a)	400	3,348
Yelp, Inc.*	169	4,572

Total		31,513

Machinery 5.31%

Chart Industries, Inc.*	66	4,874
Middleby Corp. (The)*	53	6,129
Proto Labs, Inc.*	68	2,300
RBC Bearings, Inc.*	77	3,703
Westport Innovations, Inc. (Canada)*(a)	58	1,615

Total		18,621

Oil, Gas & Consumable Fuels 3.92%

Cheniere Energy, Inc.*	180	2,799
Energy XXI Bermuda Ltd.	181	6,326
GasLog Ltd. (Monaco)*(a)	229	2,652
McMoRan Exploration Co.*	168	1,974

Total		13,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Pharmaceuticals 0.73%

Auxilium Pharmaceuticals, Inc.*	105	$2,568

Professional Services 0.58%

Corporate Executive Board Co. (The)	38	2,038

Real Estate Management & Development 1.10%

Zillow, Inc.*	91	3,838

Road & Rail 1.83%

Genesee & Wyoming, Inc. Class A*	96	6,419

Semiconductors & Semiconductor Equipment 5.53%

Cavium, Inc.*	166	5,533
Cirrus Logic, Inc.*	131	5,029
First Solar, Inc.*	182	4,030
Mellanox Technologies, Ltd. (Israel)*(a)	47	4,772

Total		19,364

Software 12.96%

Aspen Technology, Inc.*	142	3,671
CommVault Systems, Inc.*	83	4,872
Concur Technologies, Inc.*	85	6,267
Imperva, Inc.*	103	3,810
Infoblox, Inc.*	106	2,464
Jive Software, Inc.*	138	2,168
NetSuite, Inc.*	80	5,104
ServiceNow, Inc.*	46	1,779
SolarWinds, Inc.*	67	3,735
Splunk, Inc.*	128	4,700
Ultimate Software Group, Inc. (The)*	67	6,841

Total		45,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Specialty Retail 7.54%

Dick’s Sporting Goods, Inc.	70	$3,629
DSW, Inc. Class A	71	4,737
Five Below, Inc.*	11	430
Hibbett Sports, Inc.*	60	3,567
Lumber Liquidators Holdings, Inc.*	84	4,257
ULTA Salon, Cosmetics & Fragrance, Inc.	55	5,297
Vitamin Shoppe, Inc.*	77	4,491

Total		26,408

Textiles, Apparel & Luxury Goods 3.57%

Steven Madden Ltd.*	56	2,448
Tumi Holdings, Inc.*	217	5,108
Under Armour, Inc. Class A*	89	4,969

Total		12,525

Thrifts & Mortgage Finance 2.59%

Nationstar Mortgage Holdings, Inc.*	88	2,920
Ocwen Financial Corp.*	224	6,140

Total		9,060

Total Investments in Common Stocks 106.73% (cost $327,856)		374,032

Liabilities in Excess of Cash and Other Assets (6.73)%		(23,587)

Net Assets 100.00%		$350,445

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.91%

Aerospace & Defense 0.45%

United Technologies Corp.	17,201	$1,347

Automobiles 0.87%

Ford Motor Co.	264,700	2,610

Beverages 1.51%

Beam, Inc.	10,600	610
Coca-Cola Co. (The)	70,688	2,681
Diageo plc ADR	11,312	1,275

Total		4,566

Biotechnology 3.77%

Celgene Corp.*	61,636	4,709
Gilead Sciences, Inc.*	12,700	842
Incyte Corp.*	126,000	2,274
Onyx Pharmaceuticals, Inc.*	42,100	3,558

Total		11,383

Capital Markets 2.95%

Affiliated Managers Group, Inc.*	24,500	3,014
Franklin Resources, Inc.	20,000	2,501
Raymond James Financial, Inc.	92,000	3,372

Total		8,887

Chemicals 2.23%

Ashland, Inc.	30,100	2,155
Celanese Corp. Series A	18,100	686
E.I. du Pont de Nemours & Co.	28,800	1,448
PPG Industries, Inc.	11,100	1,275
Sigma-Aldrich Corp.	16,059	1,156

Total		6,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Commercial Banks 7.71%

BB&T Corp.	71,500	$2,371
City National Corp.	13,353	688
Cullen/Frost Bankers, Inc.	38,000	2,182
Fifth Third Bancorp	182,900	2,837
PNC Financial Services Group, Inc. (The)	83,419	5,264
Signature Bank*	17,315	1,161
SunTrust Banks, Inc.	68,200	1,928
U.S. Bancorp	111,300	3,817
Wells Fargo & Co.	86,700	2,994

Total		23,242

Computers & Peripherals 2.52%

EMC Corp.*	69,382	1,892
NCR Corp.*	244,600	5,702

Total		7,594

Construction & Engineering 2.45%

Jacobs Engineering Group, Inc.*	74,600	3,016
URS Corp.	124,200	4,386

Total		7,402

Construction Materials 0.56%

Eagle Materials, Inc.	36,340	1,681

Consumer Finance 2.50%

Capital One Financial Corp.	132,100	7,531

Diversified Financial Services 3.05%

Bank of America Corp.	286,571	2,530
Citigroup, Inc.	79,300	2,595
JPMorgan Chase & Co.	100,734	4,078

Total		9,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Diversified Telecommunication Services 2.45%

AT&T, Inc.	88,800	$3,348
Verizon Communications, Inc.	89,000	4,055

Total		7,403

Electric: Utilities 2.02%

Duke Energy Corp.	32,866	2,130
Edison International	18,300	836
NextEra Energy, Inc.	21,900	1,540
Xcel Energy, Inc.	56,900	1,577

Total		6,083

Electronic Equipment, Instruments & Components 2.17%

Anixter International, Inc.	72,700	4,177
Arrow Electronics, Inc.*	70,000	2,360

Total		6,537

Energy Equipment & Services 4.56%

Cameron International Corp.*	29,800	1,671
Ensco plc Class A (United Kingdom)(a)	20,400	1,113
GulfMark Offshore, Inc. Class A*	27,600	912
Halliburton Co.	153,800	5,181
Helmerich & Payne, Inc.	11,900	567
Nabors Industries Ltd.*	31,000	435
Schlumberger Ltd.	34,417	2,489
Superior Energy Services, Inc.*	67,000	1,375

Total		13,743

Food & Staples Retailing 0.51%

CVS Caremark Corp.	31,967	1,548

Food Products 3.89%

Archer Daniels Midland Co.	73,719	2,004
Bunge Ltd.	58,093	3,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Food Products (continued)

H.J. Heinz Co.	41,400	$2,316
Mondelez International, Inc., Class A	84,953	3,513

Total		11,728

Health Care Providers & Services 6.08%

CIGNA Corp.	63,000	2,972
Community Health Systems, Inc.*	130,453	3,801
DaVita, Inc.*	25,100	2,601
Express Scripts Holding Co.*	84,500	5,296
Laboratory Corp. of America Holdings*	35,000	3,236
McKesson Corp.	5,182	446

Total		18,352

Hotels, Restaurants & Leisure 1.11%

Darden Restaurants, Inc.	60,000	3,345

Insurance 5.82%

ACE Ltd. (Switzerland)(a)	36,741	2,778
Berkshire Hathaway, Inc. Class B*	63,151	5,570
Marsh & McLennan Cos., Inc.	58,602	1,988
Prudential Financial, Inc.	61,300	3,341
Travelers Cos., Inc. (The)	56,600	3,864

Total		17,541

Internet Software & Services 1.35%

eBay, Inc.*	84,100	4,071

Life Sciences Tools & Services 2.27%

Life Technologies Corp.*	31,300	1,530
Thermo Fisher Scientific, Inc.	90,303	5,312

Total		6,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Machinery 2.57%

Dover Corp.	25,442	$1,514
Eaton Corp.	69,840	3,301
Kennametal, Inc.	35,800	1,327
Nordson Corp.	27,400	1,606

Total		7,748

Marine 0.06%

Kirby Corp.*	3,200	177

Media 5.74%

Comcast Corp. Class A	83,500	2,987
Interpublic Group of Cos., Inc. (The)	354,400	3,941
Omnicom Group, Inc.	58,257	3,004
Time Warner, Inc.	76,200	3,454
Walt Disney Co. (The)	75,200	3,931

Total		17,317

Metals & Mining 0.83%

Reliance Steel & Aluminum Co.	48,000	2,513

Multi-Line Retail 1.80%

Macy’s, Inc.	54,854	2,063
Target Corp.	53,000	3,364

Total		5,427

Multi-Utilities 1.09%

Dominion Resources, Inc.	37,600	1,991
PG&E Corp.	30,400	1,297

Total		3,288

Oil, Gas & Consumable Fuels 9.57%

Anadarko Petroleum Corp.	67,304	4,706
Apache Corp.	32,384	2,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels (continued)

Devon Energy Corp.	39,286	$2,377
EOG Resources, Inc.	15,700	1,759
Exxon Mobil Corp.	85,511	7,820
Kinder Morgan, Inc.	70,500	2,504
Noble Energy, Inc.	25,300	2,346
Occidental Petroleum Corp.	36,800	3,167
Range Resources Corp.	19,900	1,390

Total		28,869

Paper & Forest Products 0.75%

International Paper Co.	62,700	2,277

Pharmaceuticals 4.50%

Eli Lilly & Co.	95,800	4,542
Teva Pharmaceutical Industries Ltd. ADR	109,832	4,548
Watson Pharmaceuticals, Inc.*	52,800	4,496

Total		13,586

Real Estate Investment Trusts 0.82%

CBL & Associates Properties, Inc.	27,900	596
Vornado Realty Trust	23,100	1,872

Total		2,468

Real Estate Management & Development 0.97%

Jones Lang LaSalle, Inc.	38,500	2,939

Road & Rail 1.42%

CSX Corp.	163,600	3,395
Kansas City Southern	11,700	886

Total		4,281

Semiconductors & Semiconductor Equipment 2.26%

Altera Corp.	20,300	690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment (continued)

Broadcom Corp. Class A*	85,900	$2,971
Intel Corp.	26,600	603
Texas Instruments, Inc.	52,100	1,435
Xilinx, Inc.	33,600	1,123

Total		6,822

Software 1.00%

Microsoft Corp.	100,800	3,002

Specialty Retail 1.73%

GNC Holdings, Inc. Class A	47,500	1,851
Home Depot, Inc. (The)	55,900	3,375

Total		5,226

Total Common Stocks (cost $269,601,775)		295,299

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.00%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $6,125,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015; value: $6,140,313; proceeds: $6,015,792 (cost $6,015,787)	$6,016	6,016

Total Investments in Securities 99.91% (cost $275,617,562)		301,315

Other Assets in Excess of Liabilities 0.09%		285

Net Assets 100.00%		$301,600

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.44%

Aerospace & Defense 0.53%

United Technologies Corp.	66,897	$5,237

Automobiles 1.01%

Ford Motor Co.	1,011,954	9,978

Beverages 1.48%

Coca-Cola Co. (The)	280,000	10,620
Diageo plc ADR	35,700	4,025

Total		14,645

Biotechnology 3.30%

Celgene Corp.*	266,422	20,355
Gilead Sciences, Inc.*	17,200	1,141
Onyx Pharmaceuticals, Inc.*	133,151	11,251

Total		32,747

Capital Markets 1.50%

Franklin Resources, Inc.	119,400	14,933

Chemicals 2.54%

Ashland, Inc.	148,900	10,661
Celanese Corp. Series A	55,000	2,085
E.I. du Pont de Nemours & Co.	146,000	7,339
PPG Industries, Inc.	45,000	5,168

Total		25,253

Commercial Banks 9.95%

BB&T Corp.	399,900	13,261
Fifth Third Bancorp	637,800	9,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Commercial Banks (continued)

M&T Bank Corp.	158,379	$15,072
PNC Financial Services Group, Inc. (The)	312,269	19,704
SunTrust Banks, Inc.	246,700	6,974
U.S. Bancorp	498,400	17,095
Wells Fargo & Co.	485,573	16,767

Total		98,765

Computers & Peripherals 1.10%

EMC Corp.*	271,195	7,395
NCR Corp.*	150,000	3,497

Total		10,892

Construction & Engineering 1.03%

Jacobs Engineering Group, Inc.*	253,500	10,249

Consumer Finance 2.59%

Capital One Financial Corp.	450,523	25,684

Diversified Financial Services 3.88%

Bank of America Corp.	1,017,076	8,981
Citigroup, Inc.	418,900	13,706
JPMorgan Chase & Co.	391,600	15,852

Total		38,539

Diversified Telecommunication Services 3.13%

AT&T, Inc.	431,300	16,260
Verizon Communications, Inc.	324,800	14,801

Total		31,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Electric: Utilities 2.82%

Duke Energy Corp.	144,700	$9,377
Edison International	74,200	3,390
NextEra Energy, Inc.	124,800	8,777
Xcel Energy, Inc.	233,900	6,481

Total		28,025

Electronic Equipment, Instruments & Components 0.90%

Arrow Electronics, Inc.*	265,000	8,933

Energy Equipment & Services 4.21%

Cameron International Corp.*	143,300	8,035
Ensco plc Class A (United Kingdom)(a)	71,853	3,920
Halliburton Co.	536,300	18,068
Helmerich & Payne, Inc.	36,669	1,746
Schlumberger Ltd.	138,892	10,046

Total		41,815

Food & Staples Retailing 0.67%

CVS Caremark Corp.	136,400	6,604

Food Products 4.48%

Archer Daniels Midland Co.	274,400	7,458
Bunge Ltd.	207,500	13,913
H.J. Heinz Co.	131,200	7,341
Mondelez International, Inc. Class A	380,463	15,732

Total		44,444

Health Care Equipment & Supplies 1.47%

Covidien plc (Ireland)(a)	245,000	14,558

Health Care Providers & Services 5.74%

CIGNA Corp.	293,726	13,855
DaVita, Inc.*	92,117	9,544
Express Scripts Holding Co.*	321,804	20,168
Laboratory Corp. of America Holdings*	144,700	13,380

Total		56,947

Household Products 0.19%

Colgate-Palmolive Co.	17,600	1,887

Insurance 7.71%

ACE Ltd. (Switzerland)(a)	191,100	14,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Insurance (continued)

Berkshire Hathaway, Inc. Class B*	295,026	$26,021
Marsh & McLennan Cos., Inc.	240,693	8,167
Prudential Financial, Inc.	234,800	12,799
Travelers Cos., Inc. (The)	220,707	15,066

Total		76,500

Internet Software & Services 1.53%

eBay, Inc.*	313,043	15,154

Life Sciences Tools & Services 2.31%

Thermo Fisher Scientific, Inc.	390,000	22,944

Machinery 2.07%

Dover Corp.	92,365	5,495
Eaton Corp.	317,760	15,017

Total		20,512

Media 5.62%

Comcast Corp. Class A	505,702	18,089
Omnicom Group, Inc.	79,038	4,075
Time Warner, Inc.	341,700	15,489
Walt Disney Co. (The)	345,874	18,083

Total		55,736

Multi-Line Retail 1.50%

Target Corp.	233,745	14,836

Multi-Utilities 1.50%

Dominion Resources, Inc.	134,600	7,126
PG&E Corp.	182,700	7,796

Total		14,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 11.82%

Anadarko Petroleum Corp.	245,700	$17,179
Apache Corp.	120,100	10,385
Devon Energy Corp.	152,900	9,250
EOG Resources, Inc.	61,300	6,869
Exxon Mobil Corp.	367,799	33,635
Imperial Oil Ltd. (Canada)(a)	84,216	3,876
Kinder Morgan, Inc.	254,700	9,047
Noble Energy, Inc.	98,500	9,132
Occidental Petroleum Corp.	137,400	11,825
Range Resources Corp.	87,827	6,137

Total		117,335

Paper & Forest Products 1.13%

International Paper Co.	308,083	11,190

Pharmaceuticals 4.80%

Eli Lilly & Co.	367,100	17,404
Teva Pharmaceutical Industries Ltd. ADR	400,167	16,571
Watson Pharmaceuticals, Inc.*	160,674	13,683

Total		47,658

Real Estate Investment Trusts 0.64%

Vornado Realty Trust	78,200	6,338

Road & Rail 1.12%

CSX Corp.	536,351	11,129

Semiconductors & Semiconductor Equipment 2.36%

Altera Corp.	94,100	3,198

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment (continued)

Broadcom Corp. Class A*	297,200	$10,277
Intel Corp.	151,400	3,434
Texas Instruments, Inc.	236,076	6,504

Total		23,413

Software 1.45%

Microsoft Corp.	483,300	14,393

Specialty Retail 1.36%

Home Depot, Inc. (The)	223,000	13,463

Total Common Stocks (cost $883,221,775)		986,719

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $3,385,000 of Federal National Mortgage Assoc. at 0.75% due 4/10/2015; value: $3,406,156; proceeds: $3,336,762 (cost $3,336,759)	$3,337	3,337

Total Investments in Securities 99.77% (cost $886,558,534)		990,056

Other Assets in Excess of Liabilities 0.23%		2,247

Net Assets 100.00%		$992,303

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.75%

Aerospace & Defense 0.61%

Spirit AeroSystems Holdings, Inc. Class A*	24,977	$555

Auto Components 1.39%

BorgWarner, Inc.*	18,397	1,271

Automobiles 1.18%

Harley-Davidson, Inc.	25,481	1,080

Beverages 1.43%

Dr. Pepper Snapple Group, Inc.	29,329	1,306

Biotechnology 2.76%

ARIAD Pharmaceuticals, Inc.*	15,106	366
BioMarin Pharmaceutical, Inc.*	9,835	396
Incyte Corp.*	8,888	160
Onyx Pharmaceuticals, Inc.*	7,405	626
Vertex Pharmaceuticals, Inc.*	17,427	975

Total		2,523

Building Products 0.70%

Lennox International, Inc.	13,236	640

Capital Markets 2.07%

Affiliated Managers Group, Inc.*	11,245	1,383
Eaton Vance Corp.	14,521	421
Invesco Ltd.	3,658	91

Total		1,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Chemicals 5.58%

Airgas, Inc.	9,491	$781
Ashland, Inc.	16,489	1,180
Celanese Corp. Series A	28,514	1,081
CF Industries Holdings, Inc.	2,611	580
FMC Corp.	20,094	1,113
Sigma-Aldrich Corp.	5,053	364

Total		5,099

Communications Equipment 0.52%

Ciena Corp.*	35,167	478

Computers & Peripherals 3.76%

Fusion-io, Inc.*	4,904	149
NCR Corp.*	36,131	842
NetApp, Inc.*	34,654	1,139
Teradata Corp.*	17,350	1,308

Total		3,438

Construction & Engineering 1.06%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	25,369	966

Consumer Finance 0.55%

Discover Financial Services	12,552	499

Containers & Packaging 1.08%

Rock-Tenn Co. Class A	13,701	989

Diversified Financial Services 2.46%

IntercontinentalExchange, Inc.*	7,505	1,001
Moody’s Corp.	28,259	1,248

Total		2,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Electrical Equipment 2.49%

AMETEK, Inc.	38,924	$1,380
Rockwell Automation, Inc.	12,955	901

Total		2,281

Electronic Equipment, Instruments & Components 0.84%

Jabil Circuit, Inc.	41,065	769

Energy Equipment & Services 4.19%

Atwood Oceanics, Inc.*	13,459	612
FMC Technologies, Inc.*	19,135	886
GulfMark Offshore, Inc. Class A*	11,206	370
Helmerich & Payne, Inc.	15,212	724
Oceaneering International, Inc.	17,174	949
Tidewater, Inc.	6,037	293

Total		3,834

Food & Staples Retailing 1.51%

Whole Foods Market, Inc.	14,153	1,378

Food Products 0.75%

Hershey Co. (The)	9,647	684

Health Care Equipment & Supplies 2.89%

Edwards Lifesciences Corp.*	6,993	751
Hologic, Inc.*	43,462	880
IDEXX Laboratories, Inc.*	10,159	1,009

Total		2,640

Health Care Providers & Services 3.21%

Catamaran Corp.*	11,865	1,162
DaVita, Inc.*	9,000	933
Henry Schein, Inc.*	10,573	838

Total		2,933

Hotels, Restaurants & Leisure 4.15%

Marriott International, Inc. Class A	27,848	1,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure (continued)

Panera Bread Co. Class A*	5,563	$951
Starwood Hotels & Resorts
Worldwide, Inc.	17,561	1,018
Wynn Resorts Ltd.	6,412	740

Total		3,798

Household Products 0.50%

Clorox Co. (The)	6,325	456

Information Technology Services 0.90%

Alliance Data Systems Corp.*	5,827	827

Insurance 1.29%

Endurance Specialty Holdings Ltd.	16,570	638
Hartford Financial Services Group, Inc.	27,868	542

Total		1,180

Internet & Catalog Retail 0.83%

Expedia, Inc.	13,192	763

Internet Software & Services 2.45%

LinkedIn Corp. Class A*	4,377	527
Rackspace Hosting, Inc.*	14,417	953
VeriSign, Inc.*	15,612	760

Total		2,240

Life Sciences Tools & Services 1.70%

Agilent Technologies, Inc.	40,319	1,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Machinery 4.16%

Dover Corp.	10,520	$626
Eaton Corp.	15,174	717
Flowserve Corp.	8,216	1,050
IDEX Corp.	22,741	950
SPX Corp.	6,989	457

Total		3,800

Media 1.14%

Discovery Communications, Inc. Class A*	17,405	1,038

Multi-Line Retail 2.73%

Dollar General Corp.*	16,690	861
Kohl’s Corp.	14,860	761
Macy’s, Inc.	23,344	878

Total		2,500

Oil, Gas & Consumable Fuels 3.07%

Concho Resources, Inc.*	14,509	1,375
Continental Resources, Inc.*	8,102	623
Range Resources Corp.	11,518	805

Total		2,803

Pharmaceuticals 2.54%

Perrigo Co.	7,553	877
Watson Pharmaceuticals, Inc.*	16,956	1,444

Total		2,321

Professional Services 1.10%

IHS, Inc. Class A*	10,365	1,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 1.21%

Weyerhaeuser Co.	42,167	$1,102

Real Estate Management & Development 1.32%

CBRE Group, Inc. Class A*	65,664	1,209

Road & Rail 2.13%

Hertz Global Holdings, Inc.*	50,865	698
Kansas City Southern	16,425	1,245

Total		1,943

Semiconductors & Semiconductor Equipment 4.87%

Altera Corp.	22,650	770
Analog Devices, Inc.	22,071	865
Avago Technologies Ltd. (Singapore)(a)	27,766	968
NVIDIA Corp.*	42,308	564
Skyworks Solutions, Inc.*	19,260	454
Xilinx, Inc.	24,872	831

Total		4,452

Software 7.19%

ANSYS, Inc.*	11,041	811
Citrix Systems, Inc.*	15,228	1,166
Concur Technologies, Inc.*	8,884	655
Fortinet, Inc.*	24,333	587
MICROS Systems, Inc.*	23,154	1,137
Red Hat, Inc.*	22,761	1,296
TIBCO Software, Inc.*	30,525	923

Total		6,575

Specialty Retail 7.88%

Bed Bath & Beyond, Inc.*	14,050	885
Dick’s Sporting Goods, Inc.	22,345	1,159
DSW, Inc. Class A	15,385	1,026
Limited Brands, Inc.	17,878	881
Ross Stores, Inc.	16,703	1,079
Tiffany & Co.	8,845	547
Tractor Supply Co.	8,027	794
Urban Outfitters, Inc.*	22,114	831

Total		7,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 4.98%

Hanesbrands, Inc.*	29,267	$933
Michael Kors Holdings Ltd. (Hong Kong)*(a)	11,583	616
Ralph Lauren Corp.	5,000	756
Under Armour, Inc. Class A*	17,025	951
VF Corp.	8,109	1,292

Total		4,548

Trading Companies & Distributors 1.50%

W.W. Grainger, Inc.	6,562	1,367

Wireless Telecommunication Services 1.08%

SBA Communications Corp. Class A*	15,659	985

Total Common Stocks (cost $82,295,365)		91,175

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $335,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015; value: $335,838; proceeds: $328,217 (cost $328,216)	$328	328

Total Investments in Securities 100.11% (cost $82,623,581)		91,503

Liabilities in Excess of Cash and Other Assets (0.11)%		(98)

Net Assets 100.00%		$91,405

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 95.03%

COMMON STOCKS 95.03%

Australia 2.14%

Beverages 0.80%
Coca-Cola Amatil Ltd.	4,387	$61,707

Construction & Engineering 0.73%
Leighton Holdings Ltd.	3,289	56,702

Media 0.61%
Seven West Media Ltd.	40,253	47,391

Total Australia		165,800

Belgium 1.37%

Beverages
Anheuser-Busch InBev NV	1,251	106,375

Canada 2.62%

Metals & Mining 2.19%
Kinross Gold Corp.	6,500	66,365
Yamana Gold, Inc.	5,400	103,194

		169,559

Oil, Gas & Consumable Fuels 0.43%
Baytex Energy Corp.	700	33,266

Total Canada		202,825

China 1.72%

Oil, Gas & Consumable Fuels 0.47%
Yanzhou Coal Mining Co., Ltd., H Shares	24,000	36,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

China (continued)

Real Estate Management & Development 1.25%
China Overseas Land & Investment Ltd.	38,000	$96,641

Total China		133,226

France 5.47%

Aerospace & Defense 1.19%
Safran SA	2,569	92,387

Diversified Telecommunication Services 1.59%
Vivendi SA	6,295	122,757

Electrical Equipment 0.95%
Schneider Electric SA	1,242	73,505

Food & Staples Retailing 0.39%
Carrefour SA	1,453	30,136

Food Products 1.35%
Danone SA	1,691	104,109

Total France		422,894

Germany 6.59%

Air Freight & Logistics 1.10%
Deutsche Post AG Registered Shares	4,343	84,831

Diversified Financial Services 1.39%
Deutsche Boerse AG	1,949	107,859

Electric: Utilities 0.66%
E. On AG	2,138	50,731

Health Care Equipment & Supplies 1.64%
Fresenius SE & Co. KGaA	1,096	127,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Germany (continued)

Household Products 0.82%
Henkel KGaA	973	$63,481

Software 0.98%
SAP AG	1,068	75,635

Total Germany		509,773

Hong Kong 6.10%

Auto Components 0.42%
Minth Group Ltd.	31,000	32,703

Chemicals 0.49%
Huabao International Holdings Ltd.	66,868	38,030

Hotels, Restaurants & Leisure 1.24%
SJM Holdings Ltd.	44,000	95,671

Real Estate Management & Development 1.28%
New World Development Co., Ltd.	64,000	99,210

Water Utilities 1.16%
Guangdong Investment Ltd.	113,480	89,712

Wireless Telecommunication Services 1.51%
China Mobile Ltd.	10,500	116,388

Total Hong Kong		471,714

Indonesia 0.80%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	151,394	62,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Ireland 2.86%

Media 1.56%
WPP plc	8,917	$121,169

Pharmaceuticals 1.30%
Shire plc	3,424	100,297

Total Ireland		221,466

Israel 1.40%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	2,620	108,494

Japan 10.68%

Airlines 0.73%
Japan Airlines Co., Ltd.*	1,200	56,125

Automobiles 1.66%
Toyota Motor Corp.	3,300	128,550

Chemicals 0.58%
Asahi Kasei Corp.	8,715	45,004

Commercial Banks 0.97%
Bank of Yokohama Ltd. (The)	15,855	75,374

Consumer Finance 1.42%
ORIX Corp.	1,094	109,905

Electronic Equipment, Instruments & Components 1.33%
Hitachi Ltd.	18,500	102,883

Road & Rail 1.46%
East Japan Railway Co.	1,700	112,622

Tobacco 1.55%
Japan Tobacco, Inc.	4,000	120,041

Trading Companies & Distributors 0.98%
Sumitomo Corp.	5,600	75,561

Total Japan		826,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Netherlands 4.00%

Beverages 1.29%
Heineken Holding NV	2,054	$99,760

Diversified Financial Services 1.63%
ING Groep NV CVA*	15,961	126,120

Food & Staples Retailing 1.08%
Koninklijke Ahold NV	6,673	83,582

Total Netherlands		309,462

Norway 5.44%

Commercial Banks 1.24%
DnB NOR ASA	7,801	95,659

Diversified Telecommunication Services 1.82%
Telenor ASA	7,223	140,831

Energy Equipment & Services 0.88%
Ocean Rig UDW, Inc.*	4,200	68,502

Insurance 1.50%
Storebrand ASA	25,195	115,752

Total Norway		420,744

Poland 0.57%

Electric: Utilities
PGE SA	7,596	43,864

Russia 1.95%

Oil, Gas & Consumable Fuels 0.91%
Gazprom OAO ADR	7,000	70,210

Road & Rail 1.04%
Globaltrans Investment plc GDR+	3,900	81,042

Total Russia		151,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Singapore 2.54%

Commercial Banks 1.08%
DBS Group Holdings Ltd.	7,096	$83,207

Industrial Conglomerates 1.46%
Keppel Corp., Ltd.	12,200	113,331

Total Singapore		196,538

South Korea 4.31%

Automobiles 1.63%
Hyundai Motor Co.	557	126,292

Commercial Banks 1.04%
DGB Financial Group, Inc.	6,070	80,283

Semiconductors & Semiconductor Equipment 1.64%
Samsung Electronics Co., Ltd.	105	127,161

Total South Korea		333,736

Spain 0.69%

Insurance
Mapfre SA	19,349	53,011

Sweden 1.00%

Commercial Banks
Swedbank AB A Shares	4,140	77,773

Switzerland 6.84%

Chemicals 1.69%
Syngenta AG Registered Shares	350	130,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Switzerland (continued)

Electrical Equipment 1.24%
ABB Ltd. Registered Shares*	5,108	$95,805

Food Products 0.59%
Nestle SA Registered Shares	720	45,397

Insurance 1.21%
Swiss Re Ltd. *	1,464	94,098

Pharmaceuticals 2.11%
Roche Holding Ltd. AG	874	163,277

Total Switzerland		529,385

Taiwan 2.11%

Computers & Peripherals 0.98%
Asustek Computer, Inc.	7,000	76,057

Semiconductors & Semiconductor Equipment 1.13%
Siliconware Precision Industries Co. ADR	15,800	87,058

Total Taiwan		163,115

Thailand 1.47%

Commercial Banks
Bangkok Bank Public Co., Ltd.	17,370	113,430

Turkey 1.20%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	23,263	92,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom 20.14%

Commercial Banks 3.54%
Barclays plc	32,193	$111,690
HSBC Holdings plc ADR	821	38,144
Lloyds Banking Group plc *	197,620	123,913

		273,747

Construction & Engineering 0.90%
Balfour Beatty plc	14,301	70,134

Electric: Utilities 1.43%
SSE plc	4,915	110,479

Food Products 1.47%
Unilever plc	3,122	113,532

Insurance 1.56%
Prudential plc	9,314	120,548

Media 0.68%
British Sky Broadcasting Group plc	4,397	52,791

Metals & Mining 3.28%
Anglo American plc	3,050	89,490
Rio Tinto plc ADR	2,100	98,196
Vedanta Resources plc	4,010	66,631

		254,317

Multi-Utilities 1.03%
National Grid plc	7,217	79,597

Oil, Gas & Consumable Fuels 4.98%
Afren plc*	38,239	86,510
BG Group plc	3,720	75,088
Cairn Energy plc*	22,995	102,151
Tullow Oil plc	5,490	121,454

		385,203

Tobacco 1.02%
Imperial Tobacco Group plc	2,132	78,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Wireless Telecommunication Services 0.25%
Vodafone Group plc	6,746	$19,145

Total United Kingdom		1,558,401

United States 1.02%

Health Care Equipment & Supplies
ResMed, Inc.	1,950	78,917

Total Long-Term Investments (cost $7,010,330)		7,353,029

	Principal Amount (000)

SHORT-TERM INVESTMENT 4.68%

Repurchase Agreement

Repurchase Agreement Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $370,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015; value: $370,925; proceeds: $361,869 (cost $361,869)	$361,869	361,869

Total Investments in Securities 99.71% (cost $7,372,199)		7,714,898

Foreign Cash and Other Assets in Excess of Liabilities 0.29%		22,819

Net Assets 100%		$7,737,717

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
+	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 95.09%

COMMON STOCKS 93.85%

Australia 2.70%

Beverages 1.20%

Treasury Wine Estates Ltd.	112,636	$588

Multi-Utilities 0.97%

DUET Group	223,889	474

Trading Companies & Distributors 0.53%

Emeco Holdings Ltd.	340,913	258

Total Australia		1,320

Austria 0.49%

Real Estate Management & Development

IMMOFINANZ Group AG*	65,738	238

Belgium 0.95%

Electric: Utilities

Elia System Operator SA	11,374	465

Canada 6.39%

Metals & Mining 2.96%

Detour Gold Corp.*	9,000	251
HudBay Minerals, Inc.	69,202	681
IAMGOLD Corp.	17,497	277
Osisko Mining Corp.*	24,077	239

		1,448

Oil, Gas & Consumable Fuels 3.43%

Bankers Petroleum Ltd.*	112,800	339
Bellatrix Exploration Ltd.*	168,608	684
PetroBakken Energy Ltd. A Shares	27,500	390
Vero Energy, Inc.	103,567	267

		1,680

Total Canada		3,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Finland 1.19%

Leisure Equipment & Products

Amer Sports OYJ A Shares	44,907	$584

France 4.93%

Beverages 0.78%

Remy Cointreau SA	3,305	380

Computers & Peripherals 0.84%

Gemalto NV	4,678	411

Electronic Equipment, Instruments & Components 1.23%

Ingenico	11,741	604

Information Technology Services 1.32%

AtoS	9,260	645

Media 0.67%

Ipsos SA	10,181	326

Semiconductors & Semiconductor Equipment 0.09%

Inside Secure SA*	15,470	46

Total France		2,412

Germany 4.92%

Chemicals 1.37%

Symrise GmbH & Co. AG	19,830	671

Life Sciences Tools & Services 1.27%

Gerresheimer AG*	11,930	624

Machinery 0.29%

Deutz AG*	31,033	140

Real Estate Management & Development 0.29%

Patrizia Immobilien AG*	25,137	143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Germany (continued)

Semiconductors & Semiconductor Equipment 0.94%

Dialog Semiconductor plc*	23,535	$458

Transportation Infrastructure 0.76%

Hamburger Hafen und Logistik AG	14,241	370

Total Germany		2,406

Hong Kong 7.31%

Auto Components 0.45%

Minth Group Ltd.	210,000	222

Communications Equipment 1.45%

VTech Holdings Ltd.	58,100	712

Construction & Engineering 1.52%

China State Construction International Holdings Ltd.	632,400	744

Hotels, Restaurants & Leisure 1.61%

REXLot Holdings Ltd.	10,350,000	787

Household Durables 1.12%

Techtronic Industries Co.	301,000	549

Multi-Line Retail 1.16%

Maoye International Holdings Ltd.	2,063,000	364
Parkson Retail Group Ltd.	241,000	202

		566

Total Hong Kong		3,580

India 0.92%

Real Estate Management & Development

Housing Development & Infrastructure Ltd.*	242,958	449

Indonesia 0.75%

Consumer Finance

PT Clipan Finance Indonesia Tbk	8,786,400	367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Ireland 1.01%

Beverages
C&C Group plc	103,984	$495

Italy 3.44%

Internet & Catalog Retail 0.99%

Yoox SpA*	37,824	484

Textiles, Apparel & Luxury Goods 2.45%

Brunello Cucinelli SpA*	20,035	346
Safilo Group SpA*	64,457	493
Salvatore Ferragamo Italia SpA	17,318	361

		1,200

Total Italy		1,684

Japan 18.77%

Auto Components 0.42%

Keihin Corp.	17,500	207

Building Products 1.00%

Aica Kogyo Co., Ltd.	28,500	488

Commercial Services & Supplies 1.54%

Park24 Co., Ltd.	45,900	752

Containers & Packaging 1.90%

FP Corp.	11,800	930

Diversified Consumer Services 1.34%

Benesse Holdings, Inc.	13,500	654

Food & Staples Retailing 1.02%

Sundrug Co., Ltd.	13,700	497

Food Products 1.64%

Nichirei Corp.	101,000	553
Toyo Suisan Kaisha Ltd.	10,000	250

		803

Health Care Equipment & Supplies 1.38%

Hogy Medical Co., Ltd.	12,600	676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Information Technology Services 1.06%

Obic Co., Ltd.	2,480	$520

Machinery 0.91%

Nabtesco Corp.	24,300	446

Multi-Line Retail 1.02%

Don Quijote Co., Ltd.	12,900	497

Pharmaceuticals 1.13%

Sawai Pharmaceutical Co., Ltd.	2,100	244
Towa Pharmaceutical Co., Ltd.	4,600	308

		552

Real Estate Management & Development 1.58%

Tokyo Tatemono Co., Ltd.*	198,000	774

Software 0.95%

Capcom Co., Ltd.	22,500	466

Specialty Retail 1.21%

United Arrows Ltd.	22,200	593

Wireless Telecommunication Services 0.67%

Okinawa Cellular Telephone Co.	15,200	330

Total Japan		9,185

Netherlands 2.87%

Professional Services 1.67%

Brunel International NV	18,771	820

Semiconductors & Semiconductor Equipment 1.20%

ASM International NV	17,440	587

Total Netherlands		1,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Norway 2.77%

Energy Equipment & Services 1.63%

Electromagnetic GeoServices ASA*	190,202	$467
Ocean Rig UDW, Inc.*	20,427	333

		800

Internet Software & Services 0.65%

Opera Software ASA	49,679	318

Oil, Gas & Consumable Fuels 0.49%

DNO International ASA*	125,811	240

Total Norway		1,358

Philippines 4.09%

Commercial Banks 2.12%

Rizal Commercial Banking Corp.	369,700	404
Security Bank Corp.	161,590	635

		1,039

Real Estate Management & Development 1.97%

Filinvest Land, Inc.	13,745,000	448
Megaworld Corp.	9,636,000	515

		963

Total Philippines		2,002

Singapore 1.69%

Commercial Services & Supplies 0.67%

Cape plc	84,810	329

Real Estate Investment Trusts 1.02%

CDL Hospitality Trusts	302,000	499

Total Singapore		828

South Korea 2.18%

Auto Components 1.14%

Mando Corp.	4,016	557

Commercial Banks 1.04%

DGB Financial Group, Inc.	38,430	508

Total South Korea		1,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Spain 1.83%

Food Products
Ebro Foods SA	22,760	$400
Viscofan SA	10,791	494

Total Spain		894

Sweden 3.59%

Commercial Services & Supplies 2.56%

Intrum Justitia AB	43,365	634
Loomis AB	43,816	622

		1,256

Construction & Engineering 0.51%

NCC AB	13,107	249

Food & Staples Retailing 0.52%

Axfood AB	6,748	254

Total Sweden		1,759

Switzerland 1.19%

Capital Markets 0.72%

EFG International AG*	41,942	350

Household Durables 0.47%

Forbo Holding AG Registered Shares*	394	232

Total Switzerland		582

Taiwan 1.00%

Semiconductors & Semiconductor Equipment

Siliconware Precision Industries Co. ADR	89,000	490

United Kingdom 18.87%

Airlines 1.69%

easyJet plc	87,997	825

Capital Markets 2.66%

3i Group plc	161,222	580
Jupiter Fund Management plc	183,416	722

		1,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Chemicals 0.99%

Croda International plc	6,267	$245
Filtrona plc	28,729	239

		484

Construction & Engineering 1.47%

Balfour Beatty plc	147,003	721

Electrical Equipment 0.02%

Ceres Power Holdings plc*	51,000	10

Electronic Equipment, Instruments & Components 0.68%

Electrocomponents plc	103,379	334

Hotels, Restaurants & Leisure 0.72%

Sportingbet plc	420,257	350

Household Durables 1.04%

Berkeley Group Holdings plc*	22,346	507

Independent Power Producers & Energy Traders 1.01%

APR Energy plc	36,497	492

Industrial Conglomerates 0.48%

Lonrho plc*	1,571,602	235

Insurance 2.76%

Amlin plc	92,255	601
Catlin Group Ltd.	97,294	747

		1,348

Internet & Catalog Retail 0.74%

N Brown Group plc	82,065	364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Metals & Mining 0.50%

New World Resources plc A Shares	57,115	$244

Multi-Line Retail 1.20%

Debenhams plc	356,314	589

Oil, Gas & Consumable Fuels 2.06%

Afren plc*	199,277	451
Dragon Oil plc	35,093	343
Genel Energy plc*	17,304	216

		1,010

Professional Services 0.85%

Michael Page International plc	72,685	418

Total United Kingdom		9,233

Total Common Stocks
(cost $43,973,421)		45,931

PREFERRED STOCKS 1.24%

Brazil

Gas Utilities 0.49%

Companhia de Gas de Sao Paulo*	10,700	241

Machinery 0.75%

Marcopolo SA	62,494	365

Total Preferred Stocks
(cost $545,153)		606

Total Long-Term Investments
(cost $44,518,574)		46,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2012

	Principal Amount (000)	U.S. $ Fair Value (000)

SHORT-TERM INVESTMENT 3.63%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $1,810,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015; value: $1,814,525; proceeds: $1,778,006 (cost $1,778,005)	$1,778	1,778

Total Investments in Securities 98.72%
(cost $46,296,579)		48,315

Foreign Cash and Other Assets in Excess of Liabilities 1.28%		628

Net Assets 100.00%		$48,943

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 97.80%

COMMON STOCKS 97.72%

Aerospace & Defense 1.08%

Esterline Technologies Corp. *	77,100	$4,328

Airlines 0.31%

United Continental Holdings, Inc.*	63,200	1,232

Beverages 0.91%

Beam, Inc.	42,500	2,445
Constellation Brands, Inc. Class A*	36,900	1,194

Total		3,639

Capital Markets 3.72%

Affiliated Managers Group, Inc.*	36,200	4,453
Ares Capital Corp.	235,500	4,036
Lazard Ltd. Class A	66,700	1,950
Raymond James Financial, Inc.	122,400	4,486

Total		14,925

Chemicals 3.94%

Ashland, Inc.	98,200	7,031
Celanese Corp. Series A	36,700	1,391
Chemtura Corp.*	181,900	3,132
Eastman Chemical Co.	14,300	815
Georgia Gulf Corp.	38,000	1,377
International Flavors & Fragrances, Inc.	34,300	2,044

Total		15,790

Commercial Banks 7.81%

City National Corp.	87,000	4,482
Comerica, Inc.	159,800	4,962
Commerce Bancshares, Inc.	34,400	1,387
Cullen/Frost Bankers, Inc.	51,300	2,946
Fifth Third Bancorp	283,400	4,396
M&T Bank Corp.	70,000	6,661
Signature Bank*	30,800	2,066
SunTrust Banks, Inc.	78,000	2,205
Zions Bancorporation	107,100	2,212

Total		31,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Computers & Peripherals 0.30%

NetApp, Inc.*	36,000	$1,184

Construction & Engineering 2.88%

Jacobs Engineering Group, Inc.*	134,300	5,430
URS Corp.	172,600	6,094

Total		11,524

Construction Materials 0.65%

Eagle Materials, Inc.	56,000	2,591

Consumer Finance 0.69%

Discover Financial Services	70,000	2,781

Containers & Packaging 1.26%

Ball Corp.	75,000	3,174
Rock-Tenn Co. Class A	25,800	1,862

Total		5,036

Diversified Financial Services 1.35%

CIT Group, Inc. *	137,000	5,396

Diversified Telecommunication Services 1.23%

CenturyLink, Inc.	122,000	4,929

Electric: Utilities 3.77%

Edison International	73,600	3,363
Northeast Utilities	44,100	1,686
NV Energy, Inc.	181,000	3,260
PPL Corp.	135,500	3,936
Xcel Energy, Inc.	103,800	2,876

Total		15,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Electrical Equipment 0.21%

AMETEK, Inc.	23,200	$822

Electronic Equipment, Instruments & Components 3.32%

Anixter International, Inc.	99,700	5,729
Arrow Electronics, Inc.*	106,000	3,573
TE Connectivity Ltd. (Switzerland)(a)	117,100	3,983

Total		13,285

Energy Equipment & Services 5.16%

Cameron International Corp.*	27,000	1,514
Ensco plc Class A (United Kingdom)(a)	89,700	4,894
GulfMark Offshore, Inc. Class A*	17,800	588
Halliburton Co.	55,500	1,870
Helmerich & Payne, Inc.	21,100	1,005
Nabors Industries Ltd.*	67,500	947
Rowan Cos., plc Class A*	82,300	2,779
Superior Energy Services, Inc.*	142,200	2,918
Tidewater, Inc.	63,400	3,077
Weatherford International Ltd. (Switzerland)*(a)	86,200	1,093

Total		20,685

Food Products 2.88%

Bunge Ltd.	90,900	6,095
H.J. Heinz Co.	71,317	3,990
Kellogg Co.	28,500	1,472

Total		11,557

Gas Utilities 0.96%

New Jersey Resources Corp.	39,787	1,819
Piedmont Natural Gas Co., Inc.	61,890	2,010

Total		3,829

Health Care Providers & Services 4.90%

CIGNA Corp.	115,400	5,444
Community Health Systems, Inc.*	171,700	5,003
DaVita, Inc.*	31,000	3,212
Laboratory Corp. of America Holdings*	39,300	3,634
McKesson Corp.	27,456	2,362

Total		19,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 0.76%

Darden Restaurants, Inc.	54,500	$3,038

Household Durables 0.95%

Harman International Industries, Inc.	21,700	1,001
Tupperware Brands Corp.	52,000	2,787

Total		3,788

Industrial Conglomerates 1.07%

Tyco International Ltd. (Switzerland) (a)	76,400	4,298

Information Technology Services 1.51%

Fiserv, Inc. *	81,800	6,056

Insurance 8.23%

ACE Ltd. (Switzerland)(a)	73,600	5,564
Allstate Corp. (The)	80,700	3,197
Brown & Brown, Inc.	78,400	2,044
Everest Re Group Ltd.	47,600	5,091
Hartford Financial Services Group, Inc.	136,800	2,660
Lincoln National Corp.	135,300	3,273
Marsh & McLennan Cos., Inc.	130,600	4,431
PartnerRe Ltd.	68,500	5,088
XL Group plc (Ireland)(a)	68,800	1,653

Total		33,001

Internet Software & Services 0.12%

Monster Worldwide, Inc. *	66,200	485

Life Sciences Tools & Services 1.36%

Agilent Technologies, Inc.	80,400	3,091
Life Technologies Corp. *	48,200	2,356

Total		5,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Machinery 4.17%

Dover Corp.	64,450	$3,834
Eaton Corp.	97,215	4,594
IDEX Corp.	114,015	4,763
Kennametal, Inc.	59,000	2,188
Nordson Corp.	22,500	1,319

Total		16,698

Marine 0.06%

Kirby Corp.*	4,700	260

Media 4.28%

Discovery Communications, Inc. Class A*	53,500	3,190
Interpublic Group of Cos., Inc. (The)	757,700	8,426
Omnicom Group, Inc.	107,600	5,548

Total		17,164

Metals & Mining 1.40%

Allegheny Technologies, Inc.	59,300	1,892
Reliance Steel & Aluminum Co.	71,200	3,727

Total		5,619

Multi-Line Retail 2.31%

Kohl’s Corp.	78,300	4,011
Macy’s, Inc.	139,400	5,244

Total		9,255

Multi-Utilities 1.25%

CMS Energy Corp.	213,000	5,016

Oil, Gas & Consumable Fuels 3.22%

EQT Corp.	25,900	1,528
Kinder Morgan, Inc.	75,500	2,682
Noble Energy, Inc.	34,700	3,217
QEP Resources, Inc.	63,800	2,020
Range Resources Corp.	49,600	3,465

Total		12,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Paper & Forest Products 1.50%

International Paper Co.	165,800	$6,022

Pharmaceuticals 4.53%

Mylan, Inc.*	288,000	7,027
Par Pharmaceutical Cos., Inc.*	61,300	3,064
Watson Pharmaceuticals, Inc.*	94,800	8,073

Total		18,164

Real Estate Investment Trusts 4.89%

Alexandria Real Estate Equities, Inc.	52,000	3,823
CBL & Associates Properties, Inc.	106,221	2,267
Home Properties, Inc.	31,600	1,936
Liberty Property Trust	70,610	2,559
Ventas, Inc.	41,200	2,565
Vornado Realty Trust	42,100	3,412
Weyerhaeuser Co.	115,400	3,016

Total		19,578

Real Estate Management & Development 1.53%

Jones Lang LaSalle, Inc.	80,200	6,123

Road & Rail 0.67%

Kansas City Southern	20,963	1,589
Knight Transportation, Inc.	76,500	1,094

Total		2,683

Semiconductors & Semiconductor Equipment 3.29%

Analog Devices, Inc.	102,400	4,013
Broadcom Corp. Class A*	122,000	4,219
Micron Technology, Inc.*	482,400	2,887
Xilinx, Inc.	62,400	2,085

Total		13,204

Software 0.53%

Adobe Systems, Inc. *	65,900	2,139

Specialty Retail 0.98%

Pier 1 Imports, Inc.	210,100	3,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) September 30, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 0.87%

Gildan Activewear, Inc. (Canada)(a)	110,000	$3,485

Trading Companies & Distributors 0.91%

WESCO International, Inc.*	63,600	3,638

Total Common Stocks (cost $344,376,374)		391,636

WARRANT 0.08%

Oil, Gas & Consumable Fuels

Kinder Morgan, Inc.*(b) (cost $136,626)	90,240	315

Total Long-Term Investments (cost $344,513,000)		391,951

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.55%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $6,295,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015 and $10,000 of Federal National Mortgage Assoc. at 0.75% due 4/10/2015; value: $6,320,800 proceeds: $6,196,782 (cost $6,196,777)	$6,197	6,197

Total Investments in Securities 99.35% (cost $350,709,777)		398,148

Cash and Other Assets in Excess of Liabilities 0.65%		2,623

Net Assets 100.00%		$400,771

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 110.96%

ASSET-BACKED SECURITIES 9.75%

Automobiles 4.61%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$45	$45,093
Ally Auto Receivables Trust 2011-3 A2	0.341%#	1/15/2014	7	6,560
Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	46	46,283
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	57	57,069
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	7	7,180
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	14	13,608
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	61	61,454
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	82	82,082
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	56	56,610
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	35	35,084
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	61	61,230
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	36	36,273
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	47	46,872
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	43	42,639
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	150	150,478
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	59	59,129
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	300	300,308
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	65	64,858
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	55	55,038
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	20	20,461
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	30	30,038
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	25	25,048
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	38	38,171
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	25	25,082
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	10	10,203
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	63	63,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	$100	$100,008
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	15	15,045
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	26	26,083
Volkswagen Auto Lease Trust 2011-A A2	1.00%	2/20/2014	23	22,885
World Omni Automobile Lease Securitization
Trust 2011-A A2	0.81%	10/15/2013	17	16,828

Total				1,621,019

Credit Cards 3.08%

Bank One Issuance Trust 2003-A4	0.471%#	1/15/2016	70	70,124
Bank One Issuance Trust 2003-A8	0.471%#	5/16/2016	30	30,065
Capital One Multi-Asset Execution Trust 2008-A3	5.05%	2/15/2016	100	102,533
Chase Issuance Trust 2004-A8	0.341%#	9/15/2015	65	65,025
Chase Issuance Trust 2005-A11 A	0.291%#	12/15/2014	100	100,004
Chase Issuance Trust 2011-A1	0.411%#	3/16/2015	150	150,160
Citibank Credit Card Issuance Trust 2002-A10	0.471%#	12/17/2014	15	15,009
Citibank Credit Card Issuance Trust 2008-A5	4.85%	4/22/2015	100	102,593
Discover Card Master Trust I 2005-4 A2	0.311%#	6/16/2015	150	150,014
Discover Card Master Trust I 2006-2 A3	0.301%#	1/19/2016	45	45,025
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%	6/15/2016	100	101,268
MBNA Credit Card Master Note Trust 2005-A10	0.281%#	11/16/2015	50	50,014
World Financial Network Credit Card Master Trust 2006-A†	0.351%#	2/15/2017	100	99,978

Total				1,081,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Home Equity 0.26%

Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.337%#	4/25/2037	$6	$5,540
New Century Home Equity Loan Trust 2005-A A6	4.954%#	8/25/2035	71	68,534
Option One Mortgage Loan Trust 2005-1 A4	0.617%#	2/25/2035	19	17,609

Total				91,683

Other 1.80%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.547%#	6/25/2035	12	11,923
Morgan Stanley ABS Capital I 2006-HE1 A3	0.397%#	1/25/2036	14	13,753
Nelnet Student Loan Trust 2012-1A A†	1.017%#	12/27/2039	95	94,667
Saxon Asset Securities Trust 2006-3 A2	0.327%#	10/25/2046	8	7,452
SLM Student Loan Trust 2008-4 A4	2.101%#	7/25/2022	100	103,885
SLM Student Loan Trust 2008-5 A4	2.151%#	7/25/2023	200	211,169
SLM Student Loan Trust 2010-A 2A†	3.471%#	5/16/2044	84	89,003
SLM Student Loan Trust 2011-1 A1	0.737%#	3/25/2026	82	81,782
Structured Asset Securities Corp. 2006-GEL3 A2†	0.447%#	7/25/2036	19	17,821

Total				631,455

Total Asset-Backed Securities (cost $3,417,680)				3,425,969

CORPORATE BONDS 41.43%

Aerospace/Defense 0.03%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	10	10,758

Apparel 0.17%

PVH Corp.	7.75%	11/15/2023	51	59,360

Auto Parts: Original Equipment 0.31%

BorgWarner, Inc.	8.00%	10/1/2019	34	41,733
Hertz Corp. (The)	7.50%	10/15/2018	35	37,975
International Automotive Components Group SA
(Luxembourg)†(a)	9.125%	6/1/2018	30	28,950

Total				108,658

Auto: Trucks & Parts 0.14%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	49	49,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automotive 0.28%

Ford Motor Co.	6.375%	2/1/2029	$40	$43,414
Ford Motor Co.	6.625%	10/1/2028	9	10,096
Ford Motor Co.	7.45%	7/16/2031	36	44,955

Total				98,465

Banks: Diversified 3.30%

Bank of America Corp.	5.625%	7/1/2020	20	22,843
Bank of America Corp.	7.625%	6/1/2019	160	200,068
Citigroup, Inc.	5.50%	4/11/2013	50	51,230
Citigroup, Inc.	6.125%	5/15/2018	3	3,556
Citigroup, Inc.	8.50%	5/22/2019	60	79,456
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	16	18,464
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	214	265,748
JPMorgan Chase & Co.	4.35%	8/15/2021	137	151,279
JPMorgan Chase & Co.	4.50%	1/24/2022	30	33,341
JPMorgan Chase & Co.	5.375%	10/1/2012	65	65,000
JPMorgan Chase & Co.	5.75%	1/2/2013	75	75,982
Morgan Stanley	5.50%	7/28/2021	64	70,164
Morgan Stanley	6.25%	8/28/2017	38	43,155
Royal Bank of Canada (Canada)(a)	1.20%	9/19/2017	80	80,601

Total				1,160,887

Banks: Money Center 0.99%

Huntington Bancshares, Inc.	7.00%	12/15/2020	100	121,711
SVB Financial Group	5.375%	9/15/2020	161	183,744
Zions Bancorporation	4.50%	3/27/2017	40	41,332

Total				346,787

Beverages 0.56%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	74	74,740
Beam, Inc.	5.875%	1/15/2036	96	115,371
Central American Bottling Corp.†	6.75%	2/9/2022	6	6,510

Total				196,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Biotechnology Research & Production 0.12%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	$35	$38,500
Laboratory Corp. of America Holdings	5.50%	2/1/2013	5	5,072

Total				43,572

Broadcasting 0.29%

Cox Communications, Inc.	4.625%	6/1/2013	23	23,641
Cox Communications, Inc.	7.125%	10/1/2012	77	77,000

Total				100,641

Brokers 0.65%

Raymond James Financial, Inc.	8.60%	8/15/2019	184	230,075

Building Materials 0.31%

Building Materials Corp. of America†	7.00%	2/15/2020	7	7,630
Owens Corning, Inc.	9.00%	6/15/2019	81	102,077

Total				109,707

Business Services 0.70%

ERAC USA Finance LLC†	5.80%	10/15/2012	85	85,138
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	31	32,860
Iron Mountain, Inc.	8.375%	8/15/2021	60	66,750
Verisk Analytics, Inc.	4.125%	9/12/2022	42	42,765
Verisk Analytics, Inc.	4.875%	1/15/2019	13	14,067
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,374

Total				244,954

Cable Services 0.73%

Cablevision Systems Corp.	5.875%	9/15/2022	33	33,000
Historic TW, Inc.	9.125%	1/15/2013	60	61,419
Time Warner Cable, Inc.	6.55%	5/1/2037	30	37,827
Time Warner Cable, Inc.	7.30%	7/1/2038	90	122,859

Total				255,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 1.17%

Airgas, Inc.	7.125%	10/1/2018	$50	$53,950
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	53	72,080
CF Industries, Inc.	7.125%	5/1/2020	40	50,300
Incitec Pivot Finance LLC†	6.00%	12/10/2019	50	55,490
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	145	155,193
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	7	7,465
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	15	16,183

Total				410,661

Coal 0.14%

Peabody Energy Corp.†	6.00%	11/15/2018	6	6,030
Peabody Energy Corp.	7.875%	11/1/2026	40	42,800

Total				48,830

Computer Hardware 0.61%

Hewlett-Packard Co.	4.50%	3/1/2013	203	206,071
Maxim Integrated Products, Inc.	3.45%	6/14/2013	2	2,039
Seagate Technology International†	10.00%	5/1/2014	5	5,513

Total				213,623

Computer Software 0.66%

BMC Software, Inc.	7.25%	6/1/2018	150	180,900
SunGard Data Systems, Inc.	10.25%	8/15/2015	50	51,375

Total				232,275

Computer Technology 0.08%

EQT Corp.	6.50%	4/1/2018	25	28,804

Construction/Homebuilding 0.03%

H&E Equipment Services, Inc.†	7.00%	9/1/2022	11	11,468

Consumer Products 0.27%

Tupperware Brands Corp.	4.75%	6/1/2021	90	96,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Containers 0.54%

Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	$25	$26,875
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	50	44,562
Pactiv Corp.	7.95%	12/15/2025	44	35,640
Rock-Tenn Co.†	4.90%	3/1/2022	28	30,389
Rock-Tenn Co.	5.625%	3/15/2013	6	6,083
Sealed Air Corp.†	8.125%	9/15/2019	40	44,700

Total				188,249

Data Product, Equipment & Communications 0.56%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	148	153,550
Fidelity National Information Services, Inc.	7.625%	7/15/2017	38	41,800

Total				195,350

Diversified 0.10%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	35	35,875

Electric: Power 1.20%

Black Hills Corp.	9.00%	5/15/2014	153	171,138
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	6	2,457
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	14	16,360
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	40	47,343
National Fuel Gas Co.	8.75%	5/1/2019	23	29,168
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	15	16,875
Oncor Electric Delivery Co. LLC	4.10%	6/1/2022	12	12,755
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	14	17,589
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	28	36,667
PNM Resources, Inc.	9.25%	5/15/2015	4	4,600
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	45	50,278
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	16,349

Total				421,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electronics 0.32%

Jabil Circuit, Inc.	7.75%	7/15/2016	$10	$11,625
PerkinElmer, Inc.	5.00%	11/15/2021	89	99,231

Total				110,856

Electronics: Semi-Conductors/Components 0.50%

KLA-Tencor Corp.	6.90%	5/1/2018	145	175,191

Energy Equipment & Services 0.55%

Cameron International Corp.	7.00%	7/15/2038	67	88,169
Energy Transfer Partners LP	5.20%	2/1/2022	15	16,670
Energy Transfer Partners LP	5.95%	2/1/2015	80	87,874

Total				192,713

Engineering & Contracting Services 0.01%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	3	2,762

Entertainment 0.03%

Seminole Indian Tribe of Florida†	7.75%	10/1/2017	8	8,820

Environmental Services 0.23%

Casella Waste Systems, Inc.	11.00%	7/15/2014	75	79,594

Fertilizers 0.02%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	5	6,411

Financial Services 2.49%

General Electric Capital Corp.	5.40%	9/20/2013	93	97,501
General Electric Capital Corp.	6.75%	3/15/2032	70	89,938
General Electric Capital Corp.	6.875%	1/10/2039	212	284,245
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	75	76,152
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	45	46,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	$61	$65,575
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	5	5,337
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	93	96,130
TD Ameritrade Holding Corp.	5.60%	12/1/2019	75	88,261
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	20	26,303

Total				875,780

Financial: Miscellaneous 0.55%

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	60	64,882
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	80	86,196
SLM Corp.	8.45%	6/15/2018	35	41,168

Total				192,246

Food 0.64%

Kellogg Co.	4.25%	3/6/2013	15	15,244
Kellogg Co.	5.125%	12/3/2012	61	61,488
Mondelez International, Inc.	6.00%	2/11/2013	17	17,323
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	100	102,750
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	28	28,890

Total				225,695

Gaming 0.07%

CCM Merger, Inc.†	9.125%	5/1/2019	25	25,438

Health Care Products 0.29%

Biomet, Inc.	11.625%	10/15/2017	65	69,306
Hanger, Inc.	7.125%	11/15/2018	25	26,250
HCA, Inc.	7.25%	9/15/2020	5	5,625

Total				101,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care Services 0.39%

Centene Corp.	5.75%	6/1/2017	$24	$25,800
Community Health Systems, Inc.	8.00%	11/15/2019	30	33,075
Medco Health Solutions, Inc.	6.125%	3/15/2013	75	76,849

Total				135,724

Household Equipment/Products 0.01%

American Standard Americas†	10.75%	1/15/2016	4	3,820

Household Furnishings 0.02%

Simmons Bedding Co.†	11.25%	7/15/2015	7	7,266

Insurance 1.92%

American International Group, Inc.	3.80%	3/22/2017	165	177,659
American International Group, Inc.	4.875%	9/15/2016	131	146,361
Fidelity National Financial, Inc.	6.60%	5/15/2017	47	52,655
ING US, Inc.†	5.50%	7/15/2022	26	27,174
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	35	36,680
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	5	5,294
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	30	32,277
Markel Corp.	7.125%	9/30/2019	109	131,352
Willis North America, Inc.	5.625%	7/15/2015	25	27,099
Willis North America, Inc.	7.00%	9/29/2019	32	38,099

Total				674,650

Investment Management Companies 0.60%

Lazard Group LLC	6.85%	6/15/2017	80	90,380
Lazard Group LLC	7.125%	5/15/2015	69	76,140
Oaktree Capital Management LP†	6.75%	12/2/2019	40	44,011

Total				210,531

Leasing 0.13%

International Lease Finance Corp.	8.25%	12/15/2020	25	29,812
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	15	15,126

Total				44,938

Leisure 0.38%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	100	133,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Lodging 0.38%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	$51	$55,208
Hyatt Hotels Corp.†	6.875%	8/15/2019	65	77,227

Total				132,435

Machinery: Agricultural 0.34%

Lorillard Tobacco Co.	8.125%	6/23/2019	72	92,977
Lorillard Tobacco Co.	8.125%	5/1/2040	20	26,389

Total				119,366

Machinery: Industrial/Specialty 0.10%

Cummins, Inc.	7.125%	3/1/2028	25	33,953

Machinery: Oil Well Equipment & Services 0.38%

FMC Technologies, Inc.	3.45%	10/1/2022	25	25,432
National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,574
Pride International, Inc.	8.50%	6/15/2019	50	66,532

Total				134,538

Manufacturing 0.37%

Hillenbrand, Inc.	5.50%	7/15/2020	103	114,612
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	14	14,070

Total				128,682

Materials & Commodities 0.24%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	75	83,062

Media 1.21%

NBCUniversal Media LLC	6.40%	4/30/2040	149	189,804
News America, Inc.	6.90%	8/15/2039	15	19,532
Time Warner, Inc.	7.625%	4/15/2031	97	135,883
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	75	81,188

Total				426,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metal Fabricating 0.02%

Timken Co.	6.00%	9/15/2014	$8	$8,630

Metals & Minerals: Miscellaneous 1.01%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	113	114,496
Compass Minerals International, Inc.	8.00%	6/1/2019	45	48,825
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	35	36,225
Newcrest Finance Pty Ltd. (Australia)†(a)	4.20%	10/1/2022	40	40,351
Rio Tinto Finance USA Ltd. (Australia) (a)	9.00%	5/1/2019	85	116,383

Total				356,280

Natural Gas 0.33%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	27	34,825
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,237
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,236
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	52	74,787

Total				116,085

Oil 2.53%

Antero Resources Finance Corp.	7.25%	8/1/2019	35	38,062
Atwood Oceanics, Inc.	6.50%	2/1/2020	40	43,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	45	46,800
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	145	182,948
Chaparral Energy, Inc.†	7.625%	11/15/2022	13	13,715
Concho Resources, Inc.	5.50%	4/1/2023	35	36,619
Continental Resources, Inc.	7.375%	10/1/2020	65	73,125
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	75	79,875
HollyFrontier Corp.	9.875%	6/15/2017	40	44,050
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	60	63,675
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	25	26,719
Petro-Canada (Canada)(a)	4.00%	7/15/2013	70	71,825
Rosetta Resources, Inc.	9.50%	4/15/2018	2	2,220
SEACOR Holdings, Inc.	7.375%	10/1/2019	65	70,929
SM Energy Co.†	6.50%	1/1/2023	10	10,512
Valero Energy Corp.	10.50%	3/15/2039	29	45,426
WPX Energy, Inc.	5.25%	1/15/2017	35	37,975

Total				887,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 0.65%

Enbridge Energy Partners LP	9.875%	3/1/2019	$35	$47,732
Enogex LLC†	6.875%	7/15/2014	13	13,923
Enterprise Products Operating LLC	7.55%	4/15/2038	76	102,268
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	22	23,954
NuStar Logistics LP	6.05%	3/15/2013	10	10,149
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	26,812
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,099

Total				226,937

Oil: Integrated Domestic 0.59%

Kinder Morgan Energy Partners LP	6.95%	1/15/2038	30	38,489
Newfield Exploration Co.	5.625%	7/1/2024	15	16,669
Occidental Petroleum Corp.	9.25%	8/1/2019	2	2,742
Questar Gas Co.	7.20%	4/1/2038	3	4,259
Rowan Cos., Inc.	7.875%	8/1/2019	117	145,252

Total				207,411

Oil: Integrated International 1.48%

Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	4	4,527
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	2	2,524
Petrohawk Energy Corp.	7.25%	8/15/2018	200	227,492
Petrohawk Energy Corp.	7.875%	6/1/2015	2	2,085
Petrohawk Energy Corp.	10.50%	8/1/2014	95	103,356
Transocean, Inc.	6.375%	12/15/2021	5	5,995
Transocean, Inc.	7.375%	4/15/2018	35	41,891
Weatherford International Ltd.	4.95%	10/15/2013	11	11,428
Weatherford International Ltd.	9.875%	3/1/2039	84	121,947

Total				521,245

Paper & Forest Products 1.56%

Clearwater Paper Corp.	7.125%	11/1/2018	30	32,775
Clearwater Paper Corp.	10.625%	6/15/2016	3	3,323
Georgia-Pacific LLC	8.875%	5/15/2031	132	195,776
International Paper Co.	9.375%	5/15/2019	75	101,550
Plum Creek Timberlands LP	4.70%	3/15/2021	164	175,044
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	30	30,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Paper & Forest Products (continued)

West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	$10	$10,450

Total				549,291

Plastics 0.07%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	25	25,750

Pollution Control 0.82%

Waste Management, Inc.	6.375%	11/15/2012	287	288,943

Real Estate Investment Trusts 1.47%

American Tower Corp.	4.70%	3/15/2022	10	10,991
DDR Corp.	5.50%	5/1/2015	25	27,067
Entertainment Properties Trust	7.75%	7/15/2020	20	23,139
Federal Realty Investment Trust	5.40%	12/1/2013	3	3,159
HCP, Inc.	6.00%	1/30/2017	125	144,005
Health Care REIT, Inc.	5.25%	1/15/2022	11	12,410
Kilroy Realty LP	6.625%	6/1/2020	130	156,002
Reckson Operating Partnership LP	5.875%	8/15/2014	15	15,814
Rouse Co. LP (The)	6.75%	11/9/2015	60	63,600
UDR, Inc.	6.05%	6/1/2013	15	15,481
Weyerhaeuser Co.	6.95%	8/1/2017	5	5,909
Weyerhaeuser Co.	7.375%	10/1/2019	30	37,279

Total				514,856

Restaurants 0.08%

Darden Restaurants, Inc.	5.625%	10/15/2012	27	27,042

Retail 0.76%

DineEquity, Inc.	9.50%	10/30/2018	10	11,325
Family Dollar Stores, Inc.	5.00%	2/1/2021	54	58,378
QVC, Inc.†	7.125%	4/15/2017	25	26,384
QVC, Inc.†	7.375%	10/15/2020	155	172,438

Total				268,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail: Specialty 0.08%

Rite Aid Corp.	10.25%	10/15/2019	$25	$28,500

Savings & Loan 0.31%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	96	110,524

Steel 0.90%

Allegheny Ludlum Corp.	6.95%	12/15/2025	25	29,904
Allegheny Technologies, Inc.	9.375%	6/1/2019	80	103,496
Valmont Industries, Inc.	6.625%	4/20/2020	153	182,432

Total				315,832

Telecommunications 0.54%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	65	69,712
Frontier Communications Corp.	9.25%	7/1/2021	59	68,587
GeoEye, Inc.	9.625%	10/1/2015	2	2,240
Intelsat Jackson Holdings SA (Luxembourg)(a)	8.50%	11/1/2019	45	50,963

Total				191,502

Tobacco 0.56%

Altria Group, Inc.	8.50%	11/10/2013	33	35,821
Altria Group, Inc.	9.95%	11/10/2038	95	160,234

Total				196,055

Transportation: Miscellaneous 0.66%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	40	40,972
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	45	48,387
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	55	62,012
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	25	28,437
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	3	2,588
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	46	49,993

Total				232,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities 0.67%

Public Service Co. of New Mexico	7.95%	5/15/2018	$129	$157,762
Williams Cos., Inc. (The)	8.75%	3/15/2032	57	79,288

Total				237,050

Utilities: Electrical 0.23%

Calpine Corp.†	7.50%	2/15/2021	60	65,100
Otter Tail Corp.	9.00%	12/15/2016	15	17,513

Total				82,613

Total Corporate Bonds (cost $14,056,708)				14,556,411

FOREIGN GOVERNMENT OBLIGATIONS 1.69%

Bermuda 0.33%

Bermuda Government†	5.603%	7/20/2020	100	116,187

Brazil 0.19%

Federal Republic of Brazil(a)	8.25%	1/20/2034	40	66,300

Mexico 0.25%

United Mexican States(a)	4.75%	3/8/2044	80	89,200

Panama 0.26%

Republic of Panama(a)	6.70%	1/26/2036	64	90,240

Peru 0.28%

Republic of Peru (a)	6.55%	3/14/2037	67	98,992

Philippines 0.20%

Republic of Philippines (a)	7.50%	9/25/2024	50	71,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Poland 0.10%

Republic of Poland(a)	3.00%	3/17/2023	$35	$34,482

Venezuela 0.08%

Republic of Venezuela(a)	9.375%	1/13/2034	31	27,668

Total Foreign Government Obligations (cost $553,248)				594,319

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.54%

Federal Home Loan Mortgage Corp. (b)	3.00%	TBA	750	791,524
Federal Home Loan Mortgage Corp.(b)	3.50%	TBA	1,050	1,126,125
Federal Home Loan Mortgage Corp.(b)	4.00%	TBA	1,300	1,397,703
Federal Home Loan Mortgage Corp.	5.00%	9/1/2020 - 6/1/2026	338	366,787
Federal Home Loan Mortgage Corp.	5.50%	9/1/2035	191	209,329
Federal National Mortgage Assoc.(b)	3.00%	TBA	1,450	1,531,109
Federal National Mortgage Assoc.(b)	3.50%	TBA	285	305,752
Federal National Mortgage Assoc.(b)	4.50%	TBA	25	26,980
Federal National Mortgage Assoc.(b)	5.50%	TBA	1,230	1,348,580
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	696	768,952
Federal National Mortgage Assoc.	6.00%	11/1/2036	41	45,607

Total Government Sponsored Enterprises Pass-Throughs (cost $7,780,208)				7,918,448

MUNICIPAL BONDS 0.53%

Education 0.02%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	5	6,161

Other Revenue 0.16%

Dallas Cnty TX Hosp Dist Build America Bds Ser B	6.171%	8/15/2034	12	14,190
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	25	30,378
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	10	11,935

Total				56,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation 0.20%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	$35	$40,105
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%	10/1/2046	25	30,083

Total				70,188

Utilities 0.15%

Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	10	10,869
New York City NY Muni Wtr Fin Auth Build
America Bds	6.282%	6/15/2042	10	11,773
New York City NY Muni Wtr Fin Auth 2nd Gen
Resolution	6.491%	6/15/2042	25	29,544

Total				52,186

Total Municipal Bonds (cost $175,657)				185,038

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.03%

Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	50	56,188
Banc of America Funding Corp. 2007-6 A1	0.29%#	7/25/2037	19	15,835
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.687%#	9/11/2038	19	19,081
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	120	143,235
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.219%#	7/15/2044	20	22,459
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	20	21,451
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	130	148,661
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	75	78,011
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	23	23,580
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	50	52,710
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2	2,138
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.867%#	7/10/2038	20	22,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	$5	$4,988
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	4	4,219
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	135	145,295
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	100	108,676
GS Mortgage Securities Corp. II 2012-GC6 C†	5.639%#	1/10/2045	135	148,395
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	13	12,667
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/2047	22	25,262
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	5.813%#	6/15/2049	40	46,549
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.813%#	6/15/2049	15	14,558
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	40	42,390
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	23	22,749
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.478%#	11/12/2037	3	2,732
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	20	20,502
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1	1,077
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%	8/12/2043	30	32,775
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	23	22,766
UBS Commercial Mortgage Trust 2012-C1 D†	5.536%#	5/10/2045	65	58,981
UBS-BAMLL Trust 2012-WRM D†	4.238%#	6/10/2030	100	104,820
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	13	13,550
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.248%#	7/15/2042	15	14,741
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	10	9,636
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	40	41,550
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	7	7,516
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	80	80,807
Wells Fargo Commercial Mortgage Trust 2012-LC5 D†	4.78%	10/15/2045	65	56,864
WFRBS Commercial Mortgage Trust 2012-C6 AS	3.835%	4/15/2045	85	90,643
WFRBS Commercial Mortgage Trust 2012-C7 D†	5.851%#	6/15/2045	30	28,914

Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,714,625)				1,768,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

U.S. TREASURY OBLIGATIONS 29.99%

U.S. Treasury Bond	3.00%	5/15/2042	$819	$849,328
U.S. Treasury Note	0.50%	10/15/2014	3,999	4,019,935
U.S. Treasury Note	0.625%	12/31/2012	2,500	2,503,320
U.S. Treasury Note	0.625%	8/31/2017	2,679	2,681,092
U.S. Treasury Note	0.625%	9/30/2017	127	127,000
U.S. Treasury Note	1.625%	8/15/2022	358	357,765

Total U.S. Treasury Obligations (cost $10,536,541)				10,538,440

Total Long-Term Investments (cost $38,234,667)				38,987,611

SHORT-TERM INVESTMENTS 7.67%

Repurchase Agreements

Repurchase Agreement dated 9/28/2012, 0.1% due 10/1/2012 with Bank of America Corp. collateralized by $2,448,000 of U.S. Treasury Note at 2.625% due 6/30/2014; value: $2,566,367; proceeds: $2,499,021			2,499	2,499,000
Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $205,000 of Federal Home Loan Mortgage Corp. at 0.55% due 2/13/2015; value: $205,513; proceeds: $197,942			198	197,942

Total Repurchase Agreements (cost $2,696,942)				2,696,942

Total Investments in Securities 118.63% (cost $40,931,609)				41,684,553

Liabilities in Excess of Cash and Other Assets (18.63%)				(6,547,419)

Net Assets 100.00%				$35,137,134

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

COMMON STOCKS 107.40%

Aerospace & Defense 0.72%

Hexcel Corp.*	66	$1,585

Air Freight & Logistics 1.50%

Atlas Air Worldwide Holdings, Inc.*	64	3,304

Airlines 0.55%

Spirit Airlines, Inc.*	71	1,213

Beverages 2.79%

Beam, Inc.	43	2,474
Constellation Brands, Inc. Class A*	113	3,656

Total		6,130

Building Products 1.41%

Fortune Brands Home & Security, Inc.*	98	2,647
Universal Forest Products, Inc.	11	457

Total		3,104

Capital Markets 2.13%

Ares Capital Corp.	89	1,525
Raymond James Financial, Inc.	86	3,152

Total		4,677

Chemicals 4.81%

Albemarle Corp.	27	1,422
Celanese Corp. Series A	82	3,109
Chemtura Corp.*	218	3,754
Eastman Chemical Co.	40	2,280

Total		10,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Commercial Banks 11.40%

BOK Financial Corp.	55	$3,251
City National Corp.	29	1,494
Comerica, Inc.	160	4,968
Commerce Bancshares, Inc.	46	1,855
Cullen/Frost Bankers, Inc.	35	2,010
East West Bancorp, Inc.	94	1,985
Signature Bank*	58	3,891
Western Alliance Bancorp*	42	428
Wintrust Financial Corp.	83	3,118
Zions Bancorporation	100	2,066

Total		25,066

Commercial Services & Supplies 2.42%

Tetra Tech, Inc.*	138	3,624
Waste Connections, Inc.	56	1,694

Total		5,318

Computers & Peripherals 0.60%

Synaptics, Inc.*	55	1,321

Construction & Engineering 2.51%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	57	2,171
Jacobs Engineering Group, Inc.*	83	3,356

Total		5,527

Containers & Packaging 2.54%

Rock-Tenn Co. Class A	60	4,331
Sealed Air Corp.	81	1,252

Total		5,583

Electric: Utilities 3.66%

Cleco Corp.	28	1,175
Great Plains Energy, Inc.	55	1,224
ITC Holdings Corp.	32	2,419
NV Energy, Inc.	179	3,224

Total		8,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Electrical Equipment 0.58%

EnerSys*	36	$1,270

Electronic Equipment, Instruments & Components 2.54%

Amphenol Corp. Class A	37	2,179
Jabil Circuit, Inc.	131	2,452
ScanSource, Inc.*	30	961

Total		5,592

Energy Equipment & Services 3.16%

GulfMark Offshore, Inc. Class A*	53	1,751
Helix Energy Solutions Group, Inc.*	109	1,991
Helmerich & Payne, Inc.	26	1,238
Superior Energy Services, Inc.*	96	1,970

Total		6,950

Food & Staples Retailing 0.83%

Harris Teeter Supermarkets, Inc.	47	1,826

Food Products 1.72%

Bunge Ltd.	40	2,682
Ralcorp Holdings, Inc.*	15	1,095

Total		3,777

Health Care Equipment & Supplies 0.01%

Hologic, Inc.*	1	20

Health Care Providers & Services 5.33%

Community Health Systems, Inc.*	101	2,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Health Care Providers & Services (continued)

DaVita, Inc.*	25	$2,590
Hanger, Inc.*	38	1,084
Laboratory Corp. of America Holdings*	22	2,034
MEDNAX, Inc.*	41	3,053

Total		11,704

Hotels, Restaurants & Leisure 2.61%

Darden Restaurants, Inc.	44	2,453
Hyatt Hotels Corp. Class A*	28	1,124
Penn National Gaming, Inc.*	14	604
Red Robin Gourmet Burgers, Inc.*	48	1,563

Total		5,744

Household Durables 2.49%

Jarden Corp.	58	3,065
Mohawk Industries, Inc.*	30	2,400

Total		5,465

Information Technology Services 10.56%

Acxiom Corp.*	54	986
Alliance Data Systems Corp.*	22	3,123
Amdocs Ltd.	119	3,926
Fiserv, Inc.*	42	3,109
FleetCor Technologies, Inc.*	67	3,002
Global Payments, Inc.	65	2,719
Lender Processing Services, Inc.	137	3,821
Sapient Corp.*	236	2,516

Total		23,202

Insurance 6.95%

Alterra Capital Holdings Ltd.	107	2,562
Arch Capital Group Ltd.*	108	4,501
Brown & Brown, Inc.	94	2,451
Hartford Financial Services Group, Inc.	51	991
PartnerRe Ltd.	28	2,080
RenaissanceRe Holdings Ltd.	35	2,696

Total		15,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Life Sciences Tools & Services 2.33%

PerkinElmer, Inc.	174	$5,128

Machinery 1.67%

ESCO Technologies, Inc.	65	2,525
Timken Co. (The)	31	1,152

Total		3,677

Media 1.69%

Interpublic Group of Cos., Inc. (The)	334	3,714

Metals & Mining 3.69%

Allegheny Technologies, Inc.	79	2,520
Carpenter Technology Corp.	37	1,936
Reliance Steel & Aluminum Co.	70	3,664

Total		8,120

Multi-Utilities 1.89%

CMS Energy Corp.	100	2,355
Wisconsin Energy Corp.	48	1,808

Total		4,163

Oil, Gas & Consumable Fuels 2.61%

EQT Corp.	51	3,009
Range Resources Corp.	39	2,725

Total		5,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Pharmaceuticals 2.95%

Watson Pharmaceuticals, Inc.*	76	$6,472

Real Estate Investment Trusts 3.89%

American Campus Communities, Inc.	54	2,370
Digital Realty Trust, Inc.	27	1,886
Home Properties, Inc.	23	1,409
Liberty Property Trust	59	2,138
Sovran Self Storage, Inc.	13	752

Total		8,555

Road & Rail 2.41%

Genesee & Wyoming, Inc. Class A*	35	2,340
Kansas City Southern	16	1,213
Werner Enterprises, Inc.	82	1,752

Total		5,305

Semiconductors & Semiconductor Equipment 1.07%

Lam Research Corp.*	74	2,352

Software 2.63%

Nuance Communications, Inc.*	160	3,983
Rovi Corp.*	124	1,799

Total		5,782

Specialty Retail 2.26%

Cabela’s, Inc.*	15	820
Express, Inc.*	105	1,556
Men’s Wearhouse, Inc. (The)	51	1,756
Penske Automotive Group, Inc.	28	843

Total		4,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
 LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2012

Investments	Shares	Fair Value

Textiles, Apparel & Luxury Goods 2.24%

Gildan Activewear, Inc. (Canada)(a)	61	$1,933
PVH Corp.	32	2,999

Total		4,932

Trading Companies & Distributors 1.21%

TAL International Group, Inc.	78	2,650

Water Utilities 1.04%

Aqua America, Inc.	92	2,278

Total Investments in Common Stocks 107.40% (cost $214,214)		236,103

Liabilities in Excess of Cash and Other Assets (7.40)%		(16,275)

Net Assets 100.00%		$219,828

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock,” formerly, Mid-Cap Value Portfolio), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act. Effective May 1, 2012, Mid-Cap Value Portfolio changed its name to Mid Cap Stock Portfolio. Effective September 27, 2012, Capital Structure Portfolio changed its name to Calibrated Dividend Growth Portfolio.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of September 30, 2012, only Bond Debenture had open futures contracts.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-Issued, Forward Transactions or TBA Transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Mortgage Dollar Rolls-Bond Debenture, Calibrated Dividend Growth and Total Return may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Floating Rate Loans-Bond Debenture, Calibrated Dividend Growth and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2012, Bond Debenture had the following unfunded loan commitments:

Security Name	Unfunded Commitment

Diamond Foods, Inc. Revolver	$155,410

(i)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of September 30, 2012 in valuing each Fund’s investments carried at fair value:

	Bond Debenture				Calibrated Dividend Growth

Investment Type*	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$10,131,523	$—	$—	$10,131,523	$114,356	$—	$—	$114,356
Convertible Bonds	—	83,072,525	—	83,072,525	—	—	—	—
Convertible Preferred Stocks	17,970,378	4,398,037	—	22,368,415	—	—	—	—
Floating Rate Loans	—	21,363,750	782,114	22,145,864	—	16	—	16
Foreign Bonds	—	2,058,481	—	2,058,481	—	—	—	—
Foreign Government
Obligation	—	841,758	—	841,758	—	—	—	—
Government Sponsored
Enterprises Bond	—	2,541,168	—	2,541,168	—	—	—	—
High Yield Corporate Bonds	—	562,493,840	125	562,493,965	—	—	—	—
Preferred Stocks	1,047,835	522,038	—	1,569,873	—	—	—	—
Warrants	—	31,300	—	31,300	—	—	—	—
Repurchase Agreement	—	8,653,121	—	8,653,121	—	1,462	—	1,462

Total	$29,149,736	$685,976,018	$782,239	$715,907,993	$114,356	$1,478	$—	$115,834

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	30,503	—	—	30,503	—	—	—	—

Total	$30,503	$—	$—	$30,503	$—	$—	$—	$—

Notes to Schedule of Investments (unaudited)(continued)

	Classic Stock				Developing Growth

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total

Common Stocks	$37,049	$—	$—	$37,049	$374,032	$—	$—	$374,032
Repurchase Agreement	—	1,301	—	1,301	—	—	—	—

Total	$37,049	$1,301	$—	$38,350	$374,032	$—	$—	$374,032

	Fundamental Equity				Growth and Income

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$295,299	$—	$—	$295,299	$986,719	$—	$—	$986,719
Repurchase Agreement	—	6,016	—	6,016	—	3,337	—	3,337

Total	$295,299	$6,016	$—	$301,315	$986,719	$3,337	$—	$990,056

	Growth Opportunities				International Core Equity

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total

Common Stocks	$91,175	$—	$—	$91,175	$7,353,029	$—	$—	$7,353,029
Repurchase Agreement	—	328	—	328	—	361,869	—	361,869

Total	$91,175	$328	$—	$91,503	$7,353,029	$361,869	$—	$7,714,898

	International Opportunities				Mid Cap Stock

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$45,931	$—	$—	$45,931	$391,636	$—	$—	$391,636
Preferred Stocks	606	—	—	606	—	—	—	—
Warrants	—	—	—	—	315	—	—	315
Repurchase Agreement	—	1,778	—	1,778	—	6,197	—	6,197

Total	$46,537	$1,778	$—	$48,315	$391,951	$6,197	$—	$398,148

Notes to Schedule of Investments (unaudited)(continued)

	Total Return				Value Opportunities

Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$3,425,969	$—	$3,425,969	$—	$—	$—	$—
Common Stocks	—	—	—	—	236,103	—	—	236,103
Corporate Bonds	—	14,556,411	—	14,556,411	—	—	—	—
Foreign Government Obligations	—	594,319	—	594,319	—	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	7,918,448	—	7,918,448	—	—	—	—
Municipal Bonds	—	185,038	—	185,038	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	1,768,986	—	1,768,986	—	—	—	—
U.S. Treasury Obligations	—	10,538,440	—	10,538,440	—	—	—	—
Repurchase Agreement	—	2,696,942	—	2,696,942	—	—	—	—

Total	$—	$41,684,553	$—	$41,684,553	$236,103	$—	$—	$236,103

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Bond Debenture	Bond Debenture	Calibrated Dividend Growth

Investment Type	Floating Rate Loans	High Yield Corporate Bond	High Yield Corporate Bond

Balance as of January 1, 2012	$—	$—	$25
Accrued discounts/premiums	4,420	—	—
Realized gain (loss)	8,399	(3,125)	—
Change in unrealized appreciation/depreciation	—	—	—
Sales	—	—	(25)
Purchases	769,295	—	—
Net transfers in or out of level 3	—	3,250	—

Balance as of September 30, 2012	$782,114	$125	$—

As of December 31, 2011, International Core Equity and International Opportunities utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for certain foreign securities. As of September 30, 2012, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. Accordingly, the valuations of all foreign securities as of September 30, 2012 were categorized as Level 1 inputs.

(j)

Disclosures about Derivative Instruments and Hedging Activities-Bond Debenture entered into U.S. Treasury futures contracts during the period ended September 30, 2012 (as described in note 2(d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2012, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $30,503, which is included in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of September 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock

Tax cost	$684,697,559	$111,261,272	$31,873,862

Gross unrealized gain	43,640,144	5,279,961	7,646,659
Gross unrealized loss	(12,429,710)	(707,453)	(1,170,924)

Net unrealized security gain	$31,210,434	$4,572,508	$6,475,735

	Developing Growth	Fundamental Equity	Growth and Income

Tax cost	$330,947	$276,198,597	$902,745,648

Gross unrealized gain	49,107	29,311,859	101,727,271
Gross unrealized loss	(6,022)	(4,195,926)	(14,417,152)

Net unrealized security gain	$43,085	$25,115,933	$87,310,119

	Growth Opportunities	International Core Equity	International Opportunities

Tax cost	$82,927,216	$7,425,797	$46,795,946

Gross unrealized gain	9,865,808	486,024	4,642,358
Gross unrealized loss	(1,290,113)	(196,923)	(3,123,161)

Net unrealized security gain	$8,575,695	$289,101	$1,519,197

	Mid Cap Stock	Total Return	Value Opportunities

Tax cost	$352,158,889	$40,971,156	$214,799

Gross unrealized gain	53,631,728	738,064	29,016
Gross unrealized loss	(7,642,914)	(24,667)	(7,712)

Net unrealized security gain	$45,988,814	$713,397	$21,304

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012